As filed with the Securities and Exchange Commission on August 7, 2002

Securities Act File No. 333-92404 Investment Company Act File No. 811-21162

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|_|
Pre-Effective Amendment No. 1	|X|
Post-Effective Amendment No. and/or	| |
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|_|
Amendment No. 1	|X|
(Check appropriate box or boxes)

Merrill Lynch Principal Protected Trust (Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (609) [282-2800]

Terry K. Glenn
Merrill Lynch Principal Protected Trust
800 Scudders Mill Road
Plainsboro, New Jersey
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund: SHEARMAN & STERLING 599 Lexington Avenue New York, New York 10022 Attention: Joel H. Goldberg, Esq.	Philip L. Kirstein, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective (check appropriate box)
| |	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
| |	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of beneficial interests, par value [$.10] per share.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is prohibited.

[ICON] Merrill Lynch Investment Managers	www.mlim.ml.com

Prospectus

September __, 2002

Merrill Lynch Fundamental Growth Principal Protected Fund

The initial offering period will run from ________, 2002 through ________, 2002. All monies to purchase shares during the initial offering period must be received no later than ________, 2002.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Zero Coupon —a debt obligation that does not entitle the holder to periodic interest payments prior to maturity, and is instead issued at a discount from its face amount due on maturity.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND AT A GLANCE

General information about the Fund

The Merrill Lynch Fundamental Growth Principal Protected Fund has a Guarantee Period and a Post-Guarantee Period. Shares of the Fund will be offered during an initial offering period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis during the Post-Guarantee Period. The initial offering period will run from __________, 2002 through __________, 2002.

The Guarantee Period will run from the Fund’s commencement of operations (expected to be October [ __ ], 2002) through and including the same date 7 years later (expected to be October [ __ ], 2009) (the “Guarantee Maturity Date”). During the Guarantee Period, the Fund will seek long term growth of capital to the extent permitted by a strategy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date. The Fund has purchased a financial guarantee insurance policy for the benefit of the shareholders of the Fund from _________, a monoline financial guarantor. This insurance policy guarantees (the “Guarantee”) that the value of each shareholder’s account on the Guarantee Maturity Date will be no less than the initial value of that shareholder’s account (the “Guaranteed Amount”), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. A shareholder’s Guaranteed Amount will be reduced, as more fully described below, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Guarantee Maturity Date, or if there are extraordinary expenses incurred by the Fund which are not covered by the Guarantee.

During the Post-Guarantee Period, which will commence immediately following the Guarantee Period, the Fund will seek long-term growth of capital.

We cannot guarantee that the Fund will achieve its objectives.

What is the Fund’s investment objective during the Guarantee Period?

During the Guarantee Period, the Fund will seek long term growth of capital to the extent permitted by a strategy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds and other fixed

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	3

[ICON] Key Facts

Common Stock — shares of ownership of a corporation.

Duration — term used to describe bond price volatility by measuring the term of a bond in relation to its cash flow. For example, a zero coupon bond has a duration equal to its maturity.

income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

What are the Fund’s principal investment strategies during the Guarantee Period?

Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between a:
•	Fundamental Growth Component, consisting primarily of common stocks, and a
•	Protection Component, consisting primarily of U.S. Treasury bonds, including zero coupon bonds.

Fundamental Growth Component — The Fund’s Fundamental Growth Component will consist primarily of a portfolio of common stocks of U.S. companies that the Adviser believes have shown above-average rates of growth in earnings over the long-term. In other words, the Adviser tries to choose investments that will increase in value over the long-term. To a lesser extent, the Fund may also invest in securities convertible into common stock and rights to subscribe for common stock of these companies. The Fund may invest up to 10% of the Fundamental Growth Component in securities issued by foreign companies. The Fund may also invest in certain types of “derivative” securities.

The Fundamental Growth Component is invested in the [Master Fundamental Growth Trust] (the “Trust”). The Trust is a mutual fund that has as its investment objective long-term growth of capital and that utilizes the same investment strategies that are described in this prospectus with respect to the Fundamental Growth Component. All investments of the Fundamental Growth Component are made at the Trust level. The investment results of the Fundamental Growth Component will correspond directly to the investment results of the Trust. For simplicity, when describing the [Fundamental Growth Component, this Prospectus uses the term “Fund” to include the Trust].

Protection Component — The Adviser seeks investments for the Protection Component that have financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature at or near the Guarantee Maturity Date. The Fund will seek to maintain the duration of the Protection Component approximately equal to the period remaining in the Guarantee Period. The Protection

4	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

STRIPS — Securities that are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities.

Portfolio Turnover — Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, which may include zero coupon U.S. Treasury bonds. The Fund may also invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), futures on U.S. Treasury securities and money market instruments.

Asset Allocation — The Adviser uses a proprietary mathematical formula to determine, on an ongoing basis, the percentage of assets allocated to the Fundamental Growth Component and to the Protection Component. The formula evaluates a number of factors, including, but not limited to:
•	the market value of the Fund’s assets as compared to the aggregate Guaranteed Amount;
•	the prevailing level of interest rates;
•	equity market volatility; and
•	the length of time remaining until the Guarantee Maturity Date.

The formula determines the initial allocation between the Fundamental Growth Component and the Protection Component on the first day of the Guarantee Period and evaluates the allocations on a daily basis thereafter. Generally, as the market value of the Fundamental Growth Component rises, more assets are allocated to the Fundamental Growth Component, and as the market value of the Fundamental Growth Component declines, more assets are allocated to the Protection Component. In the event of extreme equity market volatility, the model may allocate all or substantially all of the Fund’s assets to the Protection Component.

The formula may require the Fund to have a higher portfolio turnover rate as compared to other mutual funds.

What are the principal risks of investing in the Fund during the Guarantee Period?

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund’s strategy depends on the Adviser’s ability to allocate assets between the Fundamental Growth Component and the Protection Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	5

[ICON] Key Facts

As with any mutual fund, the value of the Fund’s investments — and therefore the value of Fund shares — may go up or down. Although the Fund will seek to protect the Fund’s original principal value at the Guarantee Maturity Date, the value of the Fund’s shares will fluctuate during the Guarantee Period and may decline below the original principal value. Changes in the value of the Fund’s shares may occur because a particular stock market in which the Fund invests is rising or falling, or in response to interest rate changes. At other times, there are specific factors that may affect the value of a particular investment. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investments in foreign securities involve special risks. Derivatives may be volatile and subject to liquidity, leverage and credit risks. You could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if the value of the Fund’s investments goes down.

The Fund has obtained the Guarantee from [ _____ ] to ensure that on the Guarantee Maturity Date shareholders will be able to redeem their shares at their Guaranteed Amount per share. Although [ ______ ] is a AAA-rated insurer, it is possible that [ ______ ]'s financial position may deteriorate and [ ______ ] would be unable to satisfy its obligations under the Financial Guaranty Agreement. In such event, shareholders will not receive the Fund’s net asset value if they redeem their shares on the Guarantee Maturity Date. The Guarantee is solely the obligation of [ ______ ]. The Fund is not guaranteed by Merrill Lynch or its affiliates, the United States Government, or any other person (other than [ ______ ] in connection with its issuance of the Guarantee).

The Financial Guaranty Agreement executed in connection with the Guarantee requires the Adviser to comply with certain agreed upon investment parameters in an attempt to limit the Fund’s maximum equity exposure. This limitation is designed to reduce, but does not eliminate, the risk that the Fund’s own assets will be insufficient to allow the Fund to redeem shares at the Guaranteed Amount. If the Fund fails to comply with the agreed upon investment parameters, or otherwise fails to comply with certain restrictions set forth in the Financial Guaranty Agreement [______________] may elect to cause the Fund to reallocate its assets or to invest all of its assets in U.S. government securities and other fixed income securities [or, in certain circumstances may terminate its obligation to pay the Fund any shortfall in the event that the Fund’s assets are insufficient to redeem shares at the Guaranteed Amount on the Guarantee Maturity Date.]

6	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a bond portfolio containing a significant amount of zero coupon bonds (and which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With certain U.S. agency or instrumentality bonds (e.g. FNMA, FHLMC), there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low at the inception of the Guarantee Period, Fund assets may be largely invested in the Protection Component in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the Protection Component, the Fund’s exposure to equity markets will be reduced and the Fund will be more highly correlated with bonds. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund’s assets may become largely or entirely invested in the Protection Component. In fact, if the value of the Fundamental Growth Component were to decline significantly (whether within a short period of time or over a protracted period), a complete and irreversible reallocation to the Fixed Income Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Investment in the Protection Component during the Guarantee Period reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the Adviser’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

The asset allocation process may result in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate may increase the Fund’s transaction costs, which would adversely affect performance. Also, you may receive taxable gains from portfolio transactions by the Fund.

The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	7

[ICON] Key Facts

Net asset value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

will be required to pay taxes on such distributions from other sources. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

Other Principal Risks of Investing in the Fund

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at the Fund’s then current net asset value, which could result in the redeeming shareholder receiving less than the Guaranteed Amount. In addition, your Guaranteed Amount will be reduced (as described later in this Prospectus) by any redemptions made, and by any dividends and distributions that you receive in the form of cash, prior to the Guarantee Maturity Date. If the Fund incurs extraordinary expenses that are not covered by the Guarantee, your Guaranteed Amount also will be reduced

What is the Fund’s investment objective during the Post-Guarantee Period?

During the Post-Guarantee Period, the Fund will seek long-term growth of capital.

What are the Fund’s principal investment strategies during the Post-Guarantee Period?

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell all of the assets of the Protection Component and increase the Fundamental Growth Component as soon as reasonably practicable. The Fund will become a “feeder” fund of the Trust in a master/feeder structure and will not make direct investments in securities.

During the Post-Guarantee Period, the Fund’s principal investment strategies are the same as those described above under Fundamental Growth Component on page ___.

What are the principal risks of investing in the Fund during the Post-Guarantee Period?

Neither the Fund nor any amount of your investment will be guaranteed after the Guaranteed Maturity Date. As with any mutual fund, the value of the Fund’s investments — and therefore the value of Fund shares — may go up or down. The value of the Fund’s shares will fluctuate during the

8	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

Post-Guarantee Period and may decline below the original principal value. Changes in the value of the Fund’s shares may occur because a particular stock market in which the Fund invests is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. Since foreign markets may differ significantly from U.S. markets in terms of both economic conditions and government regulation, investments in foreign securities involve special risks. Derivatives may be volatile and subject to liquidity, leverage and credit risks. You could lose money by investing in the Fund if the value of the Fund’s investments goes down.

The Fund will distribute any net gains and income to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.

Who should invest?

The Fund may be an appropriate investment for you if you:
•	Have an investment time horizon of at least 7 years
•	Seek potential for growth but place a premium on capital preservation
•	Want a professionally managed and diversified portfolio
•	Are not seeking current income

RISK/RETURN BAR CHART

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	9

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses which the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — These include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Adviser for managing the Fund.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	3.00%	(b)

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee(c)	0.40%

Administration Fee	0.25%

Service (12b-1) Fees(d)	0.25%

Other Expenses (including transfer agency fees, principal protection insurance premium and underlying Trust expenses)(e)(f)(g)	___%

Total Annual Fund Operating Expenses	___%

Fee Waiver(h)	___%

Net Total Annual Fund Operating Expenses(j)	___%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells shares. See “Your Account —How to Buy, Sell and Transfer Shares.”
(b)	Some investors may qualify for reductions in the sales charge (load).
(c)	The fee in this chart reflects the management fee during the Guarantee Period. During the Post-Guarantee Period, the Fund will not have an investment adviser, since all of the Fund’s assets will be invested in the Trust in a master/feeder structure. A management fee of [ ]% will be paid during the Post-Guarantee Period at the level of the Trust, based on current asset levels.
(d)	The Fund calls the Service Fee an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
(e)	Financial Data Services, Inc., an affiliate of the Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Adviser or its affiliates for such services.
(f)	A principal protection insurance premium of [__]% is charged by ____ under the Financial Guaranty Agreement.”
(g)	Indirect expenses of investing in the Trust of [ ____%] are included in “Other Expenses.” These expenses are based on the assets of the Fund that are invested in the Trust during the Guarantee Period and upon the actual total operating expenses of the Trust. Actual Underlying Trust Expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets to the Trust and with other events that directly affect the expenses of the Trust.
(h)	During the Guarantee Period, the Adviser has contractually agreed to waive its management fee to the extent of the amount of management fees the Fund pays the Adviser indirectly through its investment in the Trust. In the event the Fund becomes completely and irreversibly invested in the Protection Component, the Adviser may choose to waive a portion of its fee [and the principal protection insurance premium may be eliminated or assessed at a reduced rate].
[(i)	The Net Total Annual Fund Operating Expenses reflect the contractual fee waiver currently in effect and described in note (h) above.]

10	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

Examples:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges applicable to shares of the Fund, and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years*

	$____	$____

*	These expenses reflect the fee waiver described in note (h) to the Fees and Expenses table above.

The Guarantee

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund also seeks to provide protection against a falling equity marketplace. The Fund has purchased the Guarantee from ________ for the benefit of the shareholders of the Fund. This guarantees that, assuming that the Fund complies with the conditions imposed under the Financial Guaranty Agreement executed in connection with the Guarantee, and that [___________] does not default on its obligations, on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder’s account (less extraordinary expenses not covered by the Guarantee), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. This amount is referred to as the Guaranteed Amount. The Financial Guaranty Agreement requires the Adviser to comply with certain agreed upon investment parameters in an attempt to limit the Fund’s maximum equity exposure. This limitation is designed to reduce, but does not eliminate, the risk that the Fund’s own assets will be insufficient to allow the Fund to redeem shares at the Guaranteed Amount. If the Fund fails to comply with the agreed upon investment parameters, or otherwise fails to comply with certain restrictions set forth in the Financial Guaranty Agreement, [______________] may elect to cause the Fund to reallocate its assets or to invest all of its assets in U.S. government securities and other fixed

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	11

[ICON] Key Facts

Public Offering Price — the Fund’s initial net asset value per share plus the sales load.

income securities [or, in certain circumstances may terminate its obligation to pay the Fund any shortfall in the event that the Fund’s assets are insufficient to redeem shares at the Guaranteed Amount on the Guarantee Maturity Date.]

The Fund will pay to _______ a fee equal to [___]% of the average daily net assets of the Fund during the Guarantee Period for providing the Guarantee. If, on the Guarantee Maturity Date, the net asset value of the Fund is less than the aggregate Guaranteed Amount for all shares, ________ will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. The Fund’s ability to pay shareholders the Guaranteed Amount may depend on the financial solvency of [___________]. [____________] has a rating of [_________], [__________] and [__________] from Standard & Poor’s, Moody’s Investor Services, Inc. and Fitch Ratings, Inc., respectively, as of [date]. If [___________] becomes insolvent or its credit deteriorates substantially, payment under the Guarantee may not be made or may become unlikely. In such event, the Fund could take a variety of actions, including replacing the Guarantee or liquidating the Fund before the Guarantee Maturity Date. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer be subject to the Guarantee. [__________] has not participated in the organization of the Fund or the preparation of this Prospectus, and makes no representation regarding the advisability of an investment in the Fund.

While [_________] will be the sole party obligated to the Fund under the Guarantee, [__________] may reinsure or hedge its risks under the Guarantee with other financial institutions, including affiliates of the Adviser, for which such other financial institutions may receive fees or other renumeration. The failure of any such financial institution to satisfy its obligations to [________] could have a material adverse effect on [________’s] creditworthiness and ability to pay the Fund any amounts owed under the Guarantee.

Example. Assume you have $20,000 to invest in Fund shares. Assume that the public offering price is $10.31 per share (initial net asset value of $10.00 per share plus a sales load of 3.00%). After deducting your sales load of 3.00% (and a $5.35 fee for processing), $19,394.65 will be invested in Fund shares and you will have 1,939.47 shares in your account. Your initial Guaranteed Amount will be $19,394.65.

12	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

The full amount of your transaction will not be guaranteed. Rather, only the amount invested, less the sales load and any processing fee your Financial Advisor or other financial intermediary may charge ($5.35 through Merrill Lynch, Pierce, Fenner & Smith), is protected.

Your total Guaranteed Amount will not change during the Guarantee Period as long as you reinvest all your dividends and distributions and make no redemptions prior to the Guarantee Maturity Date. However, your Guaranteed Amount may be reduced to the extent the Fund incurs extraordinary expenses not covered by the Guarantee.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guaranteed Amount per share, thereby reducing the overall Guaranteed Amount for the shareholder. A redemption made from the Fund prior to the Guarantee Maturity Date will be made at the Fund’s then current net asset value, which may be higher or lower than the net asset value at the Fund’s commencement of operations.

The Guaranteed Amount per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, however, this decline will not affect the shareholder’s total Guaranteed Amount because he or she will hold a greater number of shares at a reduced Guaranteed Amount per share following payment of a dividend or distribution. The result would be to preserve the total Guaranteed Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the original number of shares at the reduced Guaranteed Amount per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount to which such shareholder was entitled before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared. Although the number of shares in your account increases, and the Guaranteed Amount per share decreases, your overall Guaranteed Amount does not change.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	13

Using our example, assume it is now December 31, 2003 and the Fund declares a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 31, 2003.

To recalculate your Guaranteed Amount per share:
1.	Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,939.47 shares by $0.15 per share to arrive at $290.92.
2.	Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $290.92 divided by $11.25 or 25.86 shares.
3.	Adjust your account for your additional shares. Add 1,939.47 and 25.86 to arrive at your new share balance of 1,965.33.
4.	Determine your new Guaranteed Amount per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,394.65 by 1,965.33 shares to arrive at the new Guaranteed Amount per share of $9.8684.
5.	Your Guaranteed Amount still equals $19,394.65.

If you do not reinvest your dividends and distributions in additional shares of the Fund, such dividends and distributions will be treated as a redemption of the shares that would have otherwise been purchased through the proceeds of the dividend or distribution, and your Guaranteed Amount will be reduced.

The Fund will recalculate the Guaranteed Amount per share whenever the Fund declares a dividend or makes a distribution.

See “Dividends and Taxes” for additional details regarding the Guarantee.

14	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD

Asset Allocation — The Asset Allocation will be performed by a team of investment professionals.

Fundamental Growth Component — The Fundamental Growth Component will be managed by Lawrence R. Fuller, a portfolio manager and Senior Vice President of the Fund. Mr. Fuller has been a First Vice President of Merrill Lynch Investment Managers since 1997 and Vice President from 1992 to 1997.

Protection Component — The Protection Component will be managed by a team of investment professionals.

HOW THE FUND INVESTS

Guarantee Period Objective

During the Guarantee Period, the Fund will seek long term growth of Capital to the extent permitted by a strategy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

Principal Strategies During Guarantee Period

Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between a:

•	Fundamental Growth Component, consisting primarily of common stocks, and a
•	Protection Component, consisting primarily of U.S. Treasury bonds, including zero coupon bonds.

Fundamental Growth Component — The Fund generally will invest at least 65% of the Fundamental Growth Component in the following equity securities:

•	Common stock
•	Convertible preferred stock
•	Securities convertible into common stock
•	Rights to subscribe to common stock

Of these securities, the Fund generally will invest in common stock.

In selecting securities, the Adviser emphasizes common stocks of companies that have above-average rates of earnings growth. The Adviser believes that the common stocks of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stocks of these companies also tend to have higher prices relative to stocks of companies that do not have above average rates of earnings growth.

Some, but not all, of the factors that may cause a company to have an above-average rate of earnings growth include:
•	Above average growth rate in sales
•	Improvement in its profit margin

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	15

[PORTFOLIO MANAGEMENT DURING THE POST-GUARANTEE PERIOD

During the Post-Guarantee Period, the Fund will not have an investment adviser since its assets will be invested in the Trust in a master/feeder structure.]

ABOUT THE ADVISER

Merrill Lynch Investment Managers is the Adviser.

•	Providing proprietary or niche products or services
•	Strong industry growth

The Fund may invest in companies of any size but emphasizes common stocks of companies having a medium to large stock market capitalization ($500 million or more).

The Fund may also invest up to 10% of the Fundamental Growth Component in the securities of foreign companies. Securities of foreign companies may be in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) or other securities convertible into securities of foreign companies.

The Fund’s restriction limiting investments in foreign securities to 10% of the Fundamental Growth Component does not include ADRs.

The Fund may use derivatives to hedge the Fundamental Growth Component portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), or an index such as the Standard & Poor’s 500 Index. The derivatives that the Fund may use include futures, forwards, options, indexed securities and inverse securities.

The Fund also may lend portfolio securities of the Fundemental Growth Component.

The Fund normally will invest a portion of the Fundamental Growth Component in short-term debt securities, such as commercial paper. These securities can be sold easily and have limited risk of loss but earn only limited returns. With respect to the Fundamental Growth Component, the Fund also may invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or government and money market securities when the Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Adviser believes it is advisable to do so on a temporary basis. Investment in these securities also may be used to meet redemptions. Short-term investments and temporary defensive positions may limit the potential for the Fund to achieve its objective of long-term growth of capital.

Protection Component — The Adviser seeks investments for the Protection Component that have financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature at or near the Guarantee Maturity Date. The Fund will seek to maintain the duration of the Protection Component approximately

16	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

[ICON] Details About the Fund

equal to the period remaining in the Guarantee Period. The Protection Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, that may include zero coupon U.S. Treasury bonds. The Fund may also invest in STRIPS, futures on U.S. Treasury securities and money market instruments.

The Fund also may lend portfolio securities of the Protection Component.

Asset Allocation — The Adviser uses a proprietary mathematical formula to determine, on an ongoing basis, the percentage of assets allocated to the Fundamental Growth Component and to the Protection Component. A description of the asset allocation process, including the factors evaluated by the formula appears on page ___.

Post-Guarantee Objective

During the Post-Guarantee Period, the Fund will seek long-term growth of capital.

Principal Strategies During Post-Guarantee Period

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell all of the assets of the protection component and increase the Fundamental Growth Component as soon as reasonably practicable. The Fund will become a “feeder” fund of the Trust in a master/feeder structure and will not make direct investments in securities.

During the Post-Guarantee Period, the Fund’s principal investment strategies are the same as those described above under “Fundamental Growth Component” on page __.

General

The Board of Trustees of the Fund may at any time, in its discretion, cause the Fund to be liquidated or combined with another feeder fund of the Trust without shareholder approval, unless otherwise required by law.

The Fund’s investment objectives may be changed by the Fund’s Board of Trustees without shareholder approval.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	17

INVESTMENT RISKS

This section contains a summary discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund’s performance will be positive for any period of time.

What are the main risks of investing in the Fund during the Guarantee Period?

General

Restrictions Under Financial Guaranty Agreement — The Financial Guaranty Agreement with [_____] requires the Adviser to make allocation decisions based on a proprietary mathematical formula that limits the Fund’s allocation of assets to the Fundamental Growth Component. This limitation is designed to reduce, but does not eliminate, the risk that the Fund’s own assets will be insufficient to allow the Fund to redeem shares at the aggregate Guaranteed Amount on the Guarantee Maturity Date. Accordingly, the Financial Guaranty Agreement could limit the Adviser’s ability to respond to changing market conditions during the Guarantee Period. If the Fund fails to comply with the maximum equity limits imposed by the formula, or otherwise fails to comply with certain restrictions in the Financial Guaranty Agreement, __________ may elect to cause the Fund to allocate all of its assets to the Protection Component. Use of the Protection Component reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities.

Risks Associated With Asset Allocation Process — The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund’s transaction costs and expose shareholders to greater tax consequences..

Underlying Expenses — By investing in the Trust indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Trust (including operating costs and investment management fees), but also expenses of the Fund. During the Guarantee Period, the Adviser has contractually agreed to waive the Fund’s management fee to the extent of the amount of management fees the Fund pays the Adviser indirectly through its investment in the Trust. In the event the Fund becomes completely and

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[ICON] Details About the Fund

irreversibly invested in the Protection Component, the Adviser may choose to waive a portion of its fee and [the principal protection insurance premium may be eliminated or assessed at a reduced rate.]

Risk of Default — The Fund’s ability to pay shareholders the Guaranteed amount may depend on the financial solvency of [____________.] The Guarantee is an obligation of _____. Consequently, until the Guarantee Maturity Date, an investment in the Fund involves a risk of loss if ______ is placed in receivership, or is otherwise unable to pay its obligations or defaults on its obligations, if any, under the Financial Guaranty Agreement. In such event the Fund could take a variety of actions, including replacing the Guarantee or liquidating the Fund before the Guarantee Maturity Date. In such circumstances, shareholders could suffer a loss of principal. [_________] may attempt to reinsure the Guarantee or hedge its risks under the Guarantee with other financial institutions, including affiliates of the Adviser, for which such other financial institutions may receive fees or other renumeration. The failure of any such financial institution to satisfy its obligations to [___________] could have a material adverse affect on [_________]’s creditworthiness and ability to pay any amounts owed under the Guarantee.

Illiquid Securities — The Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily sell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities — Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if the Adviser receives material adverse nonpublic information about the issuer, the Fund will not be able to sell the securities.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	19

Securities Lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Taxable Income — The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

Fundamental Growth Component Risks

The principal risks of the Fundamental Growth Component are as follows:

Market Risk and Selection Risk — Market risk is the risk that the stock market in one or more countries in which the Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that the Adviser selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

The Fundamental Growth Component also may be subject, to a lesser extent, to the following risks:

Foreign Market Risks — Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets.
•	The economies of some foreign markets often do not compare favorably with that of the United States in areas such as growth of gross domestic product, reinvestment of capital, resources and balance of payments. Some of these

20	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

[ICON] Details About the Fund

economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.
•	Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and, the Fund’s assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	21

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Borrowing and Leverage — The Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return.

Risks associated with certain types of securities in which the Fund may invest include:

Convertibles — Convertibles are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risks as the underlying common stock.

Derivatives — The Fund may use derivative instruments including futures, forwards, options, indexed securities and inverse securities. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

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[ICON] Details About the Fund

Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage risk — the risk, associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments), that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

Warrants — A warrant gives the Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. The Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if the Fund can exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	23

Protection Component Risks

Market Risk and Selection Risk — Market risk is the risk that the bond market in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that the Adviser selects will underperform the bond markets, the relevant indices or other funds with similar investment objectives and investment strategies.

[ICON] Details About the Fund

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter-term securities.

Credit Risk — Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in securities of investment grade issuers, those issuers may still default on their obligations.

What are the principal risks of investing in the Fund during the Post-Guarantee Period?

Neither the Fund nor any investment therein will be guaranteed during the Post-Guarantee Period. The principal risks of investing in the Fund during the Post-Guarantee Period are the same as those described above under “Fundamental Growth Component Risks” on page [___], as well as the following risks which are described above under “General” on page [___]: illiquid securities, restricted securities, Rule 144A securities, securities lending and taxable income.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

24	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

Your Account [ICON]

PRICING OF SHARES

The Fund currently offers a single class of shares. Each share represents an ownership interest in the Fund. When you purchase Fund shares, you generally pay a sales charge at the time of purchase. Such a front-end sales charge will reduce your Guaranteed Amount by the amount of the sales charge.

Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

The Fund’s shares are distributed by FAM Distributors, Inc., an affiliate of Merrill Lynch.

Initial Sales Charge

The price of Fund shares during the initial offering period is $10.00 per share, plus any applicable sales charge. You will pay a sales charge at the time of purchase as shown in the following table. During both the initial offering period and the Post-Guarantee Period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters).

Your Investment	As a % of Offering Price	As a % of Your Investment*	Dealer Compensation as a % of Offering Price

Less than $100,000	3.00%	3.09%	3.00%

$100,000 but less than $2,000,000	2.00%	2.04%	2.00%

Greater than or equal to $2,000,000	1.00%	1.01%	1.00%

*	Rounded to the nearest one-hundredth percent.

No initial sales charge applies to Fund shares that you buy through reinvestment of dividends.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	25

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch, a selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision. Fund shares may not be purchased during the Guarantee Period other than in connection with the reinvestment of dividends and distributions.

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[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, determine the amount of your investment	The minimum initial investment for the Fund is $1,000 for all accounts. (The minimums for initial investments may be waived under certain circumstances.)

	Have your Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary submit your purchase order	Orders to purchase shares must be received no later than _________, 2002. The purchase price will be the Fund’s initial net asset value per share ($10.00) plus any applicable sales load. The Fund may reject any order to buy shares. Shares will not be offered during the Guarantee Period, except in connection with the reinvestment of dividends and distributions. Selected securities dealers or other financial intermediaries, including Merrill Lynch, may charge a processing fee to confirm a purchase. Merrill Lynch currently charges a fee of $5.35. Such processing fee is not included in the Guaranteed Amount.

Or contact the Transfer Agent	To purchase shares directly, call the Transfer Agent at 1-800-MER-FUND and request a purchase order. Mail the completed purchase order to the Transfer Agent at the address on the inside back cover of this Prospectus.

All applications to purchase shares during the initial offering period must be received by the Transfer Agent no later than ________, 2002. Monies received after ________, 2002 will not be invested in the Fund [,except under special circumstances as determined by the Board of Trustees].

Add to Your Investment	Purchase additional shares	You may not purchase additional shares during the Guarantee Period other than in connection with the reinvestment of dividends and distributions.

The minimum investment for additional purchases during the Post-Guarantee Period is generally $[50] for all accounts [except that certain programs may have higher minimums].

(The minimums for additional purchases may be waived under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary	You may transfer your Fund shares only to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer, if available. All future trading of these assets must be coordinated by the receiving firm.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	27

If You Want to	Your Choices	Information Important for You to Know

Transfer Shares to Another Securities Dealer or Other Financial Intermediary (continued)	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the Transfer Agent; or • Sell your shares.

Sell Your Shares	Have your Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary submit your sales order	Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at net asset value and are not subject to the protection of the Guarantee.

For redemptions prior to the Guarantee Maturity Date or during the Post-Guarantee Period, the price of your shares is based on the next calculation of net asset value after your order is placed. For redemptions on the Guarantee Maturity Date, the price of your shares is based on the greater of the then current net asset value or your Guaranteed Amount per share.

For your redemption request to be priced at the net asset value on the day of your request, or for redemptions on the Guarantee Maturity Date at the greater of the then current net asset value and your Guaranteed Amount per share, you must submit your order to your dealer or other financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. [Redemption requests made after 4:00 p.m. (or such earlier time as may be required by your financial intermediary) on the Guarantee Maturity Date will be priced at the net asset value at the close of business on the next business day and will be priced according to market fluctuations.]

Securities dealers or other financial intermediaries, including Merrill Lynch, may charge a fee to process a redemption of shares. Merrill Lynch currently charges a fee of $5.35. No processing fee is charged if you redeem shares directly through the Transfer Agent.

The Fund may reject an order to sell shares under certain circumstances.

28	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee generally will be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-800-MER-FUND for details.

Exchange Your Shares	Select the fund into which you want to exchange. Be sure to read that fund’s prospectus	The Fund does not offer the ability to exchange into the Fund during the Guarantee Period. Because the Fund is not continuously offering its shares during the Guarantee Period, if you exchange your shares of the Fund for shares of another fund you will not be able to effect an exchange back into the Fund during the Guarantee Period. In addition, your exchange will be considered a redemption and will reduce your Guaranteed Amount. You must have held the shares used in the exchange for at least 15 calendar days before you can exchange into another fund.

You may exchange Fund shares only for Class D shares of another Merrill Lynch mutual fund.

Some of the Merrill Lynch mutual funds impose a different initial sales charge. If you exchange your Fund shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange.

To exercise the exchange privilege contact your Merrill Lynch Financial Advisor or other financial intermediary or call the Transfer Agent at 1-800-MER-FUND.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

An exchange is a taxable transaction. If you make an exchange prior to the Guarantee Maturity Date, you may receive an amount less than your original investment in the Fund.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	29

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value of $10.00 per share, plus a sales charge of 3.00%, if applicable. This is the public offering price. (Investors of certain amounts specified on page [____] are entitled to reductions in the sales charge, resulting in a reduced public offering price.) Prior to the Guarantee Maturity Date and during the Post-Guarantee Period, shares are redeemed at their net asset value. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, the Fund’s Board of Trustees will value those securities at their fair value. For redemptions prior to the Guarantee Maturity Date and during the Post-Guarantee Period, the net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.

For redemptions made on the Guarantee Maturity Date, the value used in determining your share price will be the greater of (i) the then current net asset value or (ii) your Guaranteed Amount per share. See the example at page __ for help in understanding how this amount is calculated.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the financial intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

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[ICON] Your Account

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DIVIDENDS AND TAXES

The Fund will distribute at least annually any net investment income and any net realized capital gains. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. If you would like to receive dividends in cash, contact your Merrill Lynch Financial Advisor, selected securities dealer, other financial intermediary or the Transfer Agent. If you do not reinvest your dividends in the Fund, your Guaranteed Amount will be reduced. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of ordinary income. Capital gains paid by the Fund, if any, may be taxable to you at preferential rates, depending, in part, on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at lower rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

The Fund will invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Fund receives no actual interest payments on these securities, the Fund will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	31

The asset allocation process used by the Fund may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if such distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the Protection Component even in situations where the Fund has capital losses from investments in the Fundamental Growth Component.

While the tax character of a payment in respect of the Guaranteed Amount is not free from doubt, should it be necessary for ______ to make a payment to the Fund under the Financial Guaranty Agreement, the Fund intends to treat at least a portion of this payment as a capital gain to the Fund. Such gain would be offset by any allowable capital losses, if any.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

32	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

Management of the Fund [ICON]

MERRILL LYNCH INVESTMENT MANAGERS

Guarantee Period

Merrill Lynch Investment Managers serves as the Fund’s Adviser during the Guarantee Period as well as the Trust’s adviser. Merrill Lynch Investment Managers manages the Fund’s investments and its business operations under the overall supervision of the Fund’s Board of Trustees. The Adviser has the responsibility for making all investment decisions for the Fund. The Fund pays the Adviser a fee at the annual rate of 0.40%. The principal business address of Merrill Lynch Investment Managers is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Merrill Lynch Investment Managers also serves as administrator of the Fund and provides administrative services to the Fund during the Guarantee Period. The Fund pays Merrill Lynch Investment Advisers a fee at the annual rate of 0.25% for these services.

In addition, the Fund, as a shareholder of the Trust, will indirectly bear a proportionate share of any management fees and other expenses paid by the Trust. Because of this, the expenses associated with investing in this type of Fund are generally higher than those for mutual funds that do not invest in other underlying funds. The Trust pays Merrill Lynch Investment Managers a management fee at the annual rate of 0.65% of the average daily net assets for the first $1 billion; 0.625% of the average daily net assets from $1 billion to $5 billion; 0.60% of the average daily net assets from $1.5 billion to $5 billion; 0.575% of the average daily net assets from $5 billion to $7.5 billion; and 0.55% of the average daily net assets above $7.5 billion. However, the Adviser has contractually agreed to waive its management fee to the extent of any amount of management fees the Fund already pays the Adviser indirectly through its investment in the Trust. In the event the Fund becomes completely and irreversibly invested in the Protection Component, the Adviser may choose to waive a portion of its fee and [the principal protection insurance premium may be eliminated or assessed at a reduced rate.]

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates, including Fund Asset Management, had approximately $____ billion in investment company and other portfolio assets under management as of ________ 2002.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND	33

[ICON] Management of the Fund

Post-Guarantee Period

During the Post-Guarantee Period, the Fund will not have an investment adviser since all of the Fund’s assets will be invested in the Trust in a master/feeder structure. Merrill Lynch Investment Managers manages the Trust’s investments and their business operations under the overall supervision of the Board of Trustees of the Trust. Merrill Lynch Investment Managers has the responsibility for making all investment decisions for the Trust.

The administration arrangements with Merrill Lynch Investment Managers in effect during the Guarantee Period will continue during the Post-Guarantee Period.

The Trust and Master/Feeder Structure

During the Guarantee Period, the Fundamental Growth Component will be invested in the Trust, while the Protection Component will be invested directly in fixed income securities. During the Post-Guarantee Period, the Fund will become a “feeder” fund that invests all of its assets in the Trust.

The Trust may accept investments from other funds, and all these funds bear the Trust’s expenses in proportion to their investment. This structure may enable the Fund to reduce costs through economies of scale.

The Fund may withdraw from the Trust at any time. Accordingly, during the Guarantee Period, the Board of Trustees may determine that the Fund should invest the Fundamental Growth Component directly in securities. During the Post-Guarantee Period, the Board of Trustees may determine that the Fund should invest all of its assets directly or in a different pooled investment vehicle. In addition, at any time the Board of Trustees may determine to liquidate the Fund or combine it with another feeder fund of the Trust, to the extent permitted by law.

34	MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

[1]	POTENTIAL INVESTORS Open an account (two options).	[2]
MERRILL LYNCH FINANCIAL ADVISOR OR SECURITIES DEALER Advises shareholders on their Fund investments.

TRANSFER AGENT

Financial Data Services, Inc.

ADMINISTRATIVE OFFICES
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

MAILING ADDRESS
P.O. Box 45289
Jacksonville, Florida 32232-5289

Performs recordkeeping and
reporting services.

DISTRIBUTOR FAM Distributors, Inc. P.O. Box 9081 Princeton, New Jersey 08543-9081 Arranges for the sale of Fund shares.
COUNSEL Shearman & Sterling 599 Lexington Avenue New York, New York 10022 Provides legal advice to the Fund.	THE FUND The Board of Trustees oversees the Fund.	CUSTODIAN J.P. Morgan Chase Bank 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245 Holds the Fund’s assets for safekeeping.

INDEPENDENT AUDITORS Ernst & Young LLP 99 Wood Avenue South Islin, New Jersey 08830 Audits the financial statements of the Fund.	ACCOUNTING SERVICES PROVIDER State Street Bank and Trust Company 500 College Road East Princeton, New Jersey 08540 Provides certain accounting services to the Fund.

ADVISER

Merrill Lynch
Investment Managers, L.P.

ADMINISTRATIVE OFFICES
800 Scudders Mill Road
Plainsboro, New Jersey 08536

MAILING ADDRESS
P.O. Box 9011
Princeton, New Jersey 08543-9011

TELEPHONE NUMBER
1-800-MER-FUND

Adviser to the Fund.

MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND

For More Information [ICON]

Shareholder Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Advisor, or other financial intermediary or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Advisor, or other financial intermediary, or call the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information

The Fund’s Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Advisor, or other financial intermediary, or contact the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

The initial offering period will run from ________, 2002 through ________, 2002. All monies to purchase shares during the initial offering period must be received no later than ________, 2002.

Investment Company Act file #811-21162 Code #__________ © Merrill Lynch Investment Managers, L.P.

[ICON] Merrill Lynch Investment Managers

Prospectus

September __, 2002

Merrill Lynch Fundamental Growth Principal Protected Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is prohibited.

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

Prospectus

September __, 2002

Merrill Lynch Basic Value Principal Protected Fund

The initial offering period will run from ________, 2002 through ________, 2002. All monies to purchase shares during the initial offering period must be received no later than ________, 2002.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Zero Coupon — a debt obligation that does not entitle the holder to periodic interest payments prior to maturity, and is instead issued at a discount from its face amount due at maturity.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND AT A GLANCE

General information about the Fund

The Merrill Lynch Basic Value Principal Protected Fund has a Guarantee Period and a Post-Guarantee Period. Shares of the Fund will be offered during an initial offering period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis during the Post-Guarantee Period. The initial offering period will run from __________, 2002 through __________, 2002.

The Guarantee Period will run from the Fund’s commencement of operations (expected to be October __, 2002) through and including the same date 7 years later (expected to be October __, 2009) (the “Guarantee Maturity Date”). During the Guarantee Period, the Fund will seek capital appreciation and, secondarily, income to the extent permitted by a strategy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date. The Fund has purchased a financial guarantee insurance policy for the benefit of the shareholders of the Fund from _________, a monoline financial guarantor. This insurance policy guarantees (the “Guarantee”) that the value of each shareholder’s account on the Guarantee Maturity Date will be no less than the initial value of that shareholder’s account (the “Guaranteed Amount”), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. A shareholder’s Guaranteed Amount will be reduced, as more fully described below, if the shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the Fund, redeems any shares before the Guarantee Maturity Date, or if there are extraordinary expenses incurred by the Fund which are not covered by the Guarantee.

During the Post-Guarantee Period, which will commence immediately following the Guarantee Period, the Fund will seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser believes are undervalued and therefore represent basic investment value.

We cannot guarantee that the Fund will achieve its objectives.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	3

[ICON] Key Facts

Common Stock — shares of ownership of a corporation.

Price/Earnings Ratio — price of a stock divided by its earnings per share.

Duration — term used to describe bond price volatility by measuring the term of a bond in relation to its cash flow. For example, a zero coupon bond has a duration equal to its maturity.

What is the Fund’s investment objective during the Guarantee Period?

During the Guarantee Period, the Fund will seek capital appreciation and secondarily, income to the extent permitted by a strategy that seeks to use investments in US Treasury bonds, including zero coupon bonds, , including zero coupon bonds and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

What are the Fund’s principal investment strategies during the Guarantee Period?

Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between a:

•	Basic Value Component, consisting primarily of common stocks, and a
•	Protection Component, consisting primarily of US Treasury bonds, including zero coupon bonds.

Basic Value Component — The Fund’s Basic Value Component will consist primarily of a portfolio of stocks that the Adviser believes are undervalued, which means that their prices are less than what the Adviser believes they are worth. The Adviser places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund purchases primarily common stocks of US companies and focuses on companies with market capitalizations of over $5 billion.

The Basic Value Component is invested in the Master Basic Value Trust (the “Trust”). The Trust is a mutual fund that has as its investment objective capital appreciation and secondarily, income. The Trust invests in securities, primarily equities, that the Adviser believes are undervalued and therefore represents basic investment value. All investments of the Basic Value Component are made at the Trust level. The investment results of the Basic Value Component will correspond directly to the investment results of the Trust. For simplicity, when describing the [Basic Value Component, this Prospectus uses the term “Fund” to include the Trust.]

Protection Component — The Adviser seeks investments for the Protection Component that have financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature at or near the Guarantee Maturity Date. The Fund will seek to maintain the duration of the Protection Component approximately equal to

4	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

STRIPS — securities that are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding US Treasury or agency bond and selling them as individual securities.

Portfolio Turnover — Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

the period remaining in the Guarantee Period. The Protection Component will consist primarily of securities issued or guaranteed by the US Government and its agencies or instrumentalities, which may include zero coupon US Treasury bonds. The Fund may also invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), futures on US Treasury securities and money market instruments.

Asset Allocation — The Adviser uses a proprietary mathematical formula to determine, on an ongoing basis, the percentage of assets allocated to the Basic Value Component and to the Protection Component. The formula evaluates a number of factors, including, but not limited to:

•	the market value of the Fund’s assets as compared to the aggregate Guaranteed Amount;
•	the prevailing level of interest rates;
•	equity market volatility; and
•	the length of time remaining until the Guarantee Maturity Date.

The formula determines the initial allocation between the Basic Value Component and the Protection Component on the first day of the Guarantee Period and evaluates the allocations on a daily basis thereafter. Generally, as the market value of the Basic Value Component rises, more assets are allocated to the Basic Value Component, and as the market value of the Basic Value Component declines, more assets are allocated to the Protection Component. In the event of extreme equity market volatility, the model may allocate all or substantially all of the Fund’s assets to the Protection Component.

The formula may require the Fund to have a higher portfolio turnover rate as compared to other mutual funds.

What are the principal risks of investing in the Fund during the Guarantee Period?

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund’s strategy depends on the Adviser’s ability to allocate assets between the Basic Value Component and the Protection Component and in selecting investments within each component. Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	5

[ICON] Key Facts

As with any mutual fund, the value of the Fund’s investments — and therefore the value of Fund shares — may go up or down. Although the Fund will seek to protect the Fund’s original principal value at the Guarantee Maturity Date, the value of the Fund’s shares will fluctuate during the Guarantee Period and may decline below the original principal value. Changes in the value of the Fund’s shares may occur because a particular stock market in which the Fund invests is rising or falling, or in response to interest rate changes. Also, the Adviser may select securities that underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies. You could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if the value of the Fund’s investments goes down.

The Fund has obtained the Guarantee from _____ to ensure that on the Guarantee Maturity Date shareholders will be able to redeem their shares at their Guaranteed Amount per share. ______ is a AAA- rated insurer, but it is possible that ______ ’s financial position may deteriorate and ______ would be unable to satisfy its obligations under the Financial Guaranty Agreement. In such event, shareholders will not receive the Fund’s net asset value if they redeem their shares on the Guarantee Maturity Date. The Guarantee is solely an obligation of [ ______ ]. The Fund is not guaranteed by Merrill Lynch or its affiliates, the US Government, or any other person (other than ______ in connection with its issuance of the Guarantee.)

The Financial Guaranty Agreement executed in connection with the Guarantee requires the Adviser to comply with certain agreed upon investment parameters in an attempt to limit the Fund’s maximum equity exposure. This limitation is designed to reduce, but does not eliminate, the risk that the Fund’s own assets will be insufficient to allow the Fund to redeem shares at the Guaranteed Amount. If the Fund fails to comply with the agreed upon investment parameters, or otherwise fails to comply with certain restrictions set forth in the Financial Guaranty Agreement, [______________] may elect to cause the Fund to reallocate its assets or to invest all of its assets in US government securities and other fixed income securities [or, in certain circumstances may terminate its obligation to pay the Fund any shortfall in the event that the Fund’s assets are insufficient to redeem shares at the Guaranteed Amount on the Guarantee Maturity Date.]

6	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of a bond portfolio containing a significant amount of zero coupon bonds and (which may include STRIPS) generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. With certain US agency or instrumentality bonds (e.g. FNMA, FHLMC), there is a risk that the issuer will default on the payment of principal or interest.

If interest rates are low at the inception of the Guarantee Period, Fund assets may be largely invested in the Protection Component in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the Protection Component, the Fund’s exposure to equity markets will be reduced and the Fund will be more highly correlated with bonds. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund’s assets may become largely or entirely invested in the Protection Component. In fact, if the value of the Basic Value Component were to decline significantly (whether within a short period of time or over a protracted period), a complete and irreversible reallocation to the Protection Component may occur. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Investment in the Protection Component during the Guarantee Period reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. In addition, the terms of a Financial Guaranty Agreement executed in connection with the Guarantee prescribes the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guaranty Agreement could limit the Adviser’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

The asset allocation process may result in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate may increase the Fund’s transaction costs, which would adversely affect performance. Also, you may receive taxable gains from portfolio transactions by the Fund.

The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	7

[ICON] Key Facts

Net asset value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

will be required to pay taxes on such distributions from other sources. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

Other Principal Risks of Investing in the Fund

If you may need access to your money at any point prior to the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason prior to the Guarantee Maturity Date will be made at the Fund’s then current net asset value, which could result in the remaining shareholder receiving less than the Guaranteed Amount. In addition, your Guaranteed Amount will be reduced (as described later in this Prospectus) by any redemptions made, and by any dividends and distributions that you receive in the form of cash, prior to the Guarantee Maturity Date. If the Fund incurs extraordinary expenses that are not covered by the Guarantee, your Guaranteed Amount also will be reduced.

What is the Fund’s investment objective during the Post-Guarantee Period?

During the Post-Guarantee Period, the Fund will seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser believes are undervalued and therefore represent basic investment value.

What are the Fund’s principal investment strategies during the Post-Guarantee Period?

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell all of the assets of the Protection Component and increase the Basic Value Component as soon as reasonably practicable. The Fund will become a “feeder” fund of the Trust in a master/feeder structure and will not make direct investments in securities.

During the Post-Guarantee Period, the Fund’s principal investment strategies are the same as those described above under Basic Value Component on page __.

What are the principal risks of investing in the Fund during the Post-Guarantee Period?

Neither the Fund nor any amount of your investment will be guaranteed after the Guarantee Maturity Date. As with any mutual fund, the value of the Fund’s investments — and therefore the value of Fund shares — may go up or down. The value of the Fund’s shares will fluctuate during the

8	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Post-Guarantee Period and may decline below the original principal value. Changes in the value of the Fund’s shares may occur because a particular stock market in which the Fund invests is rising or falling. Also, the Adviser may select securities that underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies. You could lose money by investing in the Fund if the value of the Fund’s investments goes down.

The Fund will distribute any net gains and income to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund.

Who should invest?

The Fund may be an appropriate investment for you if you:

•	Have an investment time horizon of at least 7 years
•	Seek potential for growth but place a premium on capital preservation
•	Want a professionally managed and diversified portfolio
•	Are not seeking current income

RISK/RETURN BAR CHART

Because the Fund is new, it does not have performance information an investor may find useful in evaluating the risks of investing in the Fund.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	9

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses which the Fund may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — These include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Adviser for managing the Fund.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	3.00%	(b)

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee(c)	0.40%

Administration Fee	0.25%

Service (12b-1) Fees(d)	0.25%

Other Expenses (including transfer agency fees, principal protection insurance premium and underlying Trust expenses)(e)(f)(g)	___%

Total Annual Fund Operating Expenses	___%

Fee Waiver(h)	___%

Net Total Annual Fund Operating Expenses(i)	___%

(a)	In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells shares. See “Your Account —How to Buy, Sell and Transfer Shares.”
(b)	Some investors may qualify for reductions in the sales charge (load).
(c)	The fee in this chart reflects the management fee during the Guarantee Period. During the Post-Guarantee Period, the Fund will not have an investment adviser, since all of the Fund’s assets will be invested in the Trust in a master/feeder structure. A management fee of [ ]% will be paid during the Post-Guarantee Period at the level of the Trust based on current asset levels.
(d)	The Fund calls the Service Fee an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
(e)	Financial Data Services, Inc., an affiliate of the Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Adviser or its affiliates for such services.
(f)	A principal protection insurance premium of [ ]% is charged by ____ under the Financial Guaranty Agreement is included in “Other Expenses.
(g)	Indirect expenses of investing in the Trust of ____% are included in “Other Expenses.” These expenses are based on the assets of the Fund that are invested in the Trust during the Guarantee Period and upon the actual total operating expenses of the Trust. Actual Underlying Trust Expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets to the Trust and with other events that directly affect the expenses of the Trust.
(h)	During the Guarantee Period, the Adviser has contractually agreed to waive its management fee to the extent of the amount of management fees the Fund pays the Adviser indirectly through its investment in the Trust. In the event the Fund becomes completely and irreversibly invested in the Protection Component, the Adviser may choose to waive a portion of its fee [and the principal protection insurance premium may be eliminated or assessed at a reduced rate].
[(i)	The Net Total Annual Fund Operating Expenses reflect the contractual fee waiver currently in effect and described in note (h) above.]

10	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Examples:

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges applicable to shares of the Fund, and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year*	3 Years*

	$____	$____

*	These expenses reflect the fee waiver described in note (h) to the Fees and Expenses table above.

The Guarantee

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets, the Fund also seeks to provide protection against a falling equity marketplace. The Fund has purchased the Guarantee from ________ for the benefit of the shareholders of the Fund. This guarantees that, assuming that the Fund complies with the conditions imposed under the Financial Guaranty Agreement executed in connection with the Guarantee, and that [___________] does not default on its obligations, on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder’s account (less extraordinary expenses not covered by the Guarantee), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. This amount is referred to as the Guaranteed Amount. The Financial Guaranty Agreement requires the Adviser to comply with certain agreed upon investment parameters in an attempt to limit the Fund’s maximum equity exposure. This limitation is designed to reduce, but does not eliminate, the risk that the Fund’s own assets will be insufficient to allow the Fund to redeem shares at the Guaranteed Amount. If the Fund fails to comply with the agreed upon investment parameters, or otherwise fails to comply with certain restrictions set forth in the Financial Guaranty Agreement, [______________] may elect to cause the Fund to reallocate its assets or to invest all of its assets in U.S. government securities and other fixed income

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	11

[ICON] Key Facts

Public Offering Price — the Fund’s initial net asset value per share plus the sales load.

securities [or, in certain circumstances may terminate its obligation to pay the Fund any shortfall in the event that the Fund’s assets are insufficient to redeem shares at the Guaranteed Amount on the Guarantee Maturity Date.]

The Fund will pay to _______ a fee equal to [     ]% of the average daily net assets of the Fund during the Guarantee Period for providing the Guarantee. If, on the Guarantee Maturity Date, the net asset value of the Fund is less than the aggregate Guaranteed Amount for all shares, ________ will pay to the Fund an amount sufficient to ensure that each shareholder is entitled to redeem his or her shares for an amount equal to his or her Guaranteed Amount. The Fund’s ability to pay shareholders the Guaranteed Amount may depend on the financial solvency of [___________]. [____________] has a rating of [_________], [__________] and [__________] from Standard & Poor’s, Moody’s Investor Services, Inc. and Fitch Ratings, Inc., respectively, as of [date]. If [___________] becomes insolvent or its credit deteriorates substantially, payment under the Guarantee may not be made or may become unlikely. In such event, the Fund could take a variety of actions, including replacing the Guarantee or liquidating the Fund before the Guarantee Maturity Date. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer be subject to the Guarantee. [__________] has not participated in the organization of the Fund or the preparation of this Prospectus, and makes no representation regarding the advisability of an investment in the Fund.

While [_________] will be the sole party obligated to the Fund under the Guarantee, [__________] may reinsure or hedge its risks under the Guarantee with other financial institutions, including affiliates of the Adviser, for which such other financial institutions may receive fees or other remuneration. The failure of any such financial institution to satisfy its obligations to [________] could have a material adverse effect on [________’s] creditworthiness and ability to pay the Fund any amounts owed under the Guarantee.

Example. Assume you have $20,000 to invest in Fund shares. Assume that the public offering price is $10.31 per share (initial net asset value of $10.00 per share plus a sales load of 3.00%). After deducting your sales load of 3.00% (and a $5.35 fee for processing), $19,394.65 will be invested in Fund shares and you will have 1,939.47 shares in your account. Your initial Guaranteed Amount will be $19,394.65.

The full amount of your transaction will not be guaranteed. Rather, only the amount invested, less the sales load and any processing fee your Financial Advisor or other financial intermediary may charge ($5.35 through Merrill Lynch, Pierce, Fenner & Smith), is protected.

12	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Your total Guaranteed Amount will not change during the Guarantee Period as long as you reinvest all your dividends and distributions and make no redemptions prior to the Guarantee Maturity Date. However, your Guaranteed Amount may be reduced to the extent the Fund incurs extraordinary expenses not covered by the Guarantee.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guaranteed Amount per share, thereby reducing the overall Guaranteed Amount for the shareholder. A redemption made from the Fund prior to the Guarantee Maturity Date will be made at the Fund’s then current net asset value, which may be higher or lower than the net asset value at the Fund’s commencement of operations.

The Guaranteed Amount per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, however, this decline will not affect his or her total Guaranteed Amount because he or she will hold a greater number of shares at a reduced Guaranteed Amount per share following payment of a dividend or distribution. The result would be to preserve the total Guaranteed Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the original number of shares at the reduced Guaranteed Amount per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount to which such shareholder was entitled before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared. Although the number of shares in your account increases, and the Guaranteed Amount per share decreases, your overall Guaranteed Amount does not change.

Using our example, assume it is now December 31, 2003 and the Fund declares a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 31, 2003.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	13

[ICON] Key Facts

To recalculate your Guaranteed Amount per share:

1.	Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,939.47 shares by $0.15 per share to arrive at $290.92.
2.	Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $290.92 divided by $11.25 or 25.86 shares.
3.	Adjust your account for your additional shares. Add 1,939.47 and 25.86 to arrive at your new share balance of 1,965.33.
4.	Determine your new Guaranteed Amount per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,394.65 by 1,965.33 shares to arrive at the new Guaranteed Amount per share of $9.8684.
5.	Your Guaranteed Amount still equals $19,394.65.

If you do not reinvest your dividends and distributions in additional shares of the Fund, such dividends and distributions will be treated as a redemption of the shares that would have otherwise been purchased through the proceeds of the dividend or distribution, and your Guaranteed Amount will be reduced.

The Fund will recalculate the Guaranteed Amount per share whenever the Fund declares a dividend or makes a distribution.

See “Dividends and Taxes” for additional details regarding the Guarantee.

14	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

PORTFOLIO MANAGEMENT DURING THE GUARANTEE PERIOD

Asset Allocation — The Asset Allocation will be performed by a team of investment professionals.

Basic Value Component — The Basic Value Component will be managed by Kevin Rendino, a portfolio manager and Senior Vice President of the Fund. Mr. Rendino has been a First Vice President of Fund Asset Management since 1997 and a Vice President from 1993 to 1997.

Protection Component — The Protection Component will be managed by a team of investment professionals.

HOW THE FUND INVESTS

Guarantee Period Objective

During the Guarantee Period, the Fund will seek seek capital appreciation and secondarily, income to the extent permitted by a strategy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

Principal Strategies During Guarantee Period

Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between a:
•	Basic Value Component, consisting primarily of common stocks, and a
•	Protection Component, consisting primarily of U.S. Treasury bonds, including zero coupon bonds.

Basic Value Component — The Basic Value Component is invested in a diversified portfolio consisting primarily of common stocks. In selecting securities, the Adviser emphasizes stocks that it believes are undervalued. The Adviser places particular emphasis on companies with below-average price/earnings ratios that may pay above-average dividends. The Adviser may also determine a company is undervalued if its stock price is down because of temporary factors from which the Adviser believes the company will recover.

The Fund follows a basic contrary opinion, out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:

•	Stocks are out of favor
•	Company earnings are depressed
•	Price/earnings ratios are relatively low
•	Investment expectations are limited
•	There is no general interest in a security or industry

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	Investment expectations are generally high
•	Stock prices are advancing or have advanced rapidly

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	15

[ICON] Details About the Fund

[PORTFOLIO MANAGEMENT DURING THE POST-GUARANTEE PERIOD

During the Post-Guarantee Period, the Fund will not have an investment adviser since its assets will be invested in the Trust in a master/feeder structure.]

ABOUT THE ADVISER

Fund Asset Management is the Adviser.

Weak Research Ratings — ratings that are below a “buy” or “hold” recommendation.

•	Price/earnings ratios have been inflated
•	An industry or security continues to become popular among investors

In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Adviser may invest a large part of the Basic Value Component in stocks that have weak research ratings.

The Fund may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Adviser determines that the issuer no longer meets the criteria it has established for the purchase of such securities or if the Adviser thinks there is a more attractive investment opportunity in the same category.

Although it is not a principal strategy, the Fund may also invest up to 25% of the Basic Value Component in the securities of foreign companies. The Fund concentrates its foreign exposure on established companies in established countries. Although the Fund may invest in emerging markets or underdeveloped countries from time to time, the Fund does not speculate on such markets or countries. Also as a non-principal strategy, the Fund may lend its securities and may buy securities that are convertible into common stock. The Fund normally invests a portion of the Basic Value Component in short-term debt securities, such as commercial paper. As a temporary measure for defensive purposes, the Fund may invest more heavily in these securities, without limitation. The Fund also may increase its investment in these securities when the Adviser is unable to find enough attractive long term investments, to reduce exposure to equities when the Adviser believes it is advisable to do so, or to meet redemptions. Investments in short term debt securities can be sold easily and have limited risk of loss but may limit the Fund’s ability to achieve its investment objective of seeking capital appreciation and secondarily, income.

Protection Component — The Adviser seeks investments for the Protection Component that have financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature at or near the Guarantee Maturity Date. The Fund will seek to maintain the duration of the Protection Component approximately equal to the period remaining in the Guarantee Period. The Protection Component will consist primarily of securities issued or guaranteed by the

16	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

U.S. Government and its agencies or instrumentalities, that may include zero coupon U.S. Treasury bonds. The Fund may also invest in STRIPS, futures on U.S. Treasury securities and money market instruments.

The Fund also may lend portfolio securities of the Protection Component.

Asset Allocation — The Adviser uses a proprietary mathematical formula to determine, on an ongoing basis, the percentage of assets allocated to the Basic Value Component and to the Protection Component. A description of the asset allocation process, including the factors evaluated by the formula appears on page __.

Post-Guarantee Objective

During the Post-Guarantee Period, the Fund will seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser believes are undervalued and therefore represent basic investment value.

Principal Strategies During Post-Guarantee Period

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell all of the assets of the Protection Component and increase the Basic Value Component as soon as reasonably practicable. The Fund will become a “feeder” fund of the Trust in a master/feeder structure and will not make direct investments in securities.

During the Post-Guarantee Period, the Fund’s principal investment strategies are the same as those described above under “Basic Value Component” on page __.

General

The Board of Trustees of the Fund may at any time, in its discretion, cause the Fund to be liquidated or combined with another feeder fund of the Trust without shareholder approval, unless otherwise required by law.

The Fund’s investment objectives may be changed by the Fund’s Board of Trustees without shareholder approval.

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[ICON] Details About the Fund

INVESTMENT RISKS

This section contains a summary discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund’s performance will be positive for any period of time.

What are the main risks of investing in the Fund during the Guarantee Period?

General

Restrictions Under Financial Guaranty Agreement — The Financial Guaranty Agreement with ________ requires the Adviser to make allocation decisions based on a proprietary mathematical formula that limits the Fund’s allocation to the Basic Value Component. This limitation is designed to reduce, but does not eliminate, the risk that the Fund’s own assets will be insufficient to allow the Fund to redeem shares at the aggregate Guaranteed Amount on the Guarantee Maturity Date. Accordingly, the Financial Guaranty Agreement could limit the Adviser’s ability to respond to changing market conditions during the Guarantee Period. If the Fund fails to comply with the maximum equity limits imposed by the formula, or otherwise fails to comply with certain restrictions in the Financial Guaranty Agreement, __________ may elect to cause the Fund to allocate all of its assets to the Protection Component. Use of the Protection Component reduces the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities.

Risks Associated With Asset Allocation Process — The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund’s transaction costs and expose shareholders to greater tax consequences.

Underlying Expenses — By investing in the Trust indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Trust (including operating costs and investment management fees), but also expenses of the Fund. During the Guarantee Period, the Adviser has contractually agreed to waive the Fund’s management fee to the extent of the amount of management fees the Fund pays the Adviser indirectly through its investment in the Trust. In the event the Fund becomes completely and

18	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

irreversibly invested in the Protection Component, the Adviser may choose to waive a portion of its fee and [the principal protection insurance premium may be eliminated or assessed at a reduced rate].

Risk of Default — The Fund’s ability to pay shareholders the Guaranteed Amount may depend on the financial solvency of [____________.] The Guarantee is an obligation of _____. Consequently, until the Guarantee Maturity Date, an investment in the Fund involves a risk of loss if ______ is placed in receivership, or is otherwise unable to pay its obligations or defaults on its obligations, if any, under the Financial Guaranty Agreement. In such event the Fund could take a variety of actions, including replacing the Guarantee or liquidating the Fund before the Guarantee Maturity Date. In such circumstances, shareholders could suffer a loss of principal. [_________] may attempt to reinsure the Guarantee or hedge its risks under the Guarantee with other financial institutions, including affiliates of the Adviser, for which such other financial institutions may receive fees or other remuneration. The failure of any such financial institution to satisfy its obligations to [___________] could have a material adverse effect on [_________]’s creditworthiness and ability to pay any amounts owed under the Guarantee.

Securities Lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Taxable Income — The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon bonds to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

Basic Value Component Risks

The principal risks of the Basic Value Component are as follows:

Market Risk and Selection Risk — Market risk is the risk that the stock market in one or more countries in which the Fund invests will go down in value, including the possibility that the market will go down sharply and

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	19

[ICON] Details About the Fund

unpredictably. Selection risk is the risk that the securities that the Adviser selects will underperform the stock markets, the relevant indices or other funds with similar investment objectives and investment strategies.

The Basic Value Component also may be subject, to a lesser extent, to the following risks:

Foreign Market Risks — Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, investment in foreign securities involves the following risks, which are generally greater for investments in emerging markets or underdeveloped countries.

•	The economies of some foreign markets often do not compare favorably with the economy of the United States with respect to such matters as growth of gross national product, reinvestment of capital, resources and balance of payments positions. Certain of these economies may rely heavily on particular industries or foreign capital and may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.
•	Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes.
•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices. They could also impair the Fund’s ability to purchase or sell foreign securities or transfer its assets or income back into the United States, or otherwise adversely affect the Fund’s operations.
•	Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on

20	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.
•	Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.
•	Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may be unable to keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and, the Fund’s assets may be uninvested and not earning returns. The Fund may miss investment opportunities or be unable to dispose of a security because of these delays.

Certain Risks of Holding Fund Assets Outside the United States — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Borrowing and Leverage — The Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund’s return. Certain securities that the Fund buys may create leverage including, for example, options.

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[ICON] Details About the Fund

Protection Component Risks

Market Risk and Selection Risk — Market risk is the risk that the bond market in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities that the Adviser selects will underperform the bond markets, the relevant indices or other funds with similar investment objectives and investment strategies.

Interest Rate Risk — Interest rate risk is the risk that prices of bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter-term securities.

Credit Risk — Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Fund invests only in securities of investment grade issuers, those issuers may still default on their obligations.

What are the principal risks of investing in the Fund during the Post-Guarantee Period?

Neither the Fund nor any investment therein will be guaranteed during the Post-Guarantee Period. The principal risks of investing in the Fund during the Post-Guarantee Period are the same as those described above under “Basic Value Component Risks” on pages 17-19 as well as the taxable income risk described above under “General” on page 17.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

22	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Your Account [ICON]

PRICING OF SHARES

The Fund currently offers a single class of shares. Each share represents an ownership interest in the Fund. When you purchase Fund shares, you generally pay a sales charge at the time of purchase. Such a front-end sales charge will reduce your Guaranteed Amount by the amount of the sales charge.

Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

The Fund’s shares are distributed by FAM Distributors, Inc., an affiliate of Merrill Lynch.

Initial Sales Charge

The price of Fund shares during the initial offering period is $10.00 per share, plus any applicable sales charge. You will pay a sales charge at the time of purchase as shown in the following table. During both the initial offering period and the Post-Guarantee Period, securities dealers will receive compensation equal to the entire sales charge (and therefore, may be deemed to be underwriters).

Your Investment	As a % of Offering Price	As a % of Your Investment*	Dealer Compensation as a % of Offering Price

Less than $1,000,000	3.00%	3.09%	3.00%

$1,000,000 but less than $2,000,000	2.00%	2.04%	2.00%

Greater than or equal to $2,000,000	1.00%	1.01%	1.00%

*	Rounded to the nearest one-hundredth percent.

No initial sales charge applies to Fund shares that you buy through reinvestment of dividends.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	23

[ICON] Your Account

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart on the following pages summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch, a selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-MER-FUND. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision. Fund shares may not be purchased during the Guarantee Period other than in connection with the reinvestment of dividends and distributions.

24	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, determine the amount of your investment	The minimum initial investment for the Fund is $1,000 for all accounts. (The minimums for initial investments may be waived under certain circumstances.)

	Have your Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary submit your purchase order	Orders to purchase shares must be received no later than ________, 2002. The purchase price will be the Fund’s initial net asset value per share ($10.00) plus any applicable sales load. The Fund may reject any order to buy shares. The Fund may reject any order to buy shares. Shares will not be offered during the Guarantee Period, except in connection with the reinvestment of dividends and distributions. Selected securities dealers or other financial intermediaries, including Merrill Lynch, may charge a processing fee to confirm a purchase. Merrill Lynch currently charges a fee of $5.35. Such processing fee is not included in the Guarantee Amount.

Or contact the Transfer Agent	To purchase shares directly, call the Transfer Agent at 1-800-MER-FUND and request a purchase order. Mail the completed purchase order to the Transfer Agent at the address on the inside back cover of this Prospectus.

All applications to purchase shares during the initial offering period must be received by the Transfer Agent no later than ________, 2002. Monies received after ________, 2002 will not be invested in the Fund [,except under special circumstances as determined by the Board of Trustees.]

Add to Your Investment	Purchase additional shares	You may not purchase additional shares during the Guarantee Period other than in connection with the reinvestment of dividends and distributions.

The minimum investment for additional purchases during the Post-Guarantee Period is generally $[50] for all accounts, [except that certain programs may have higher minimums].

(The minimums for additional purchases may be waived under certain circumstances.)

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

Transfer Shares to Another Securities Dealer or Other Financial Intermediary	Transfer to a participating securities dealer or other financial intermediary	You may transfer your Fund shares only to another securities dealer that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer, if available. All future trading of these assets must be coordinated by the receiving firm.

	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the Transfer Agent; or • Sell your shares.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	25

[ICON] Your Account

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares	Have your Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary submit your sales order	Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date will be made at net asset value and are not subject to the protection of the Guarantee.

For redemptions prior to the Guarantee Maturity Date or during the Post-Guarantee Period, the price of your shares is based on the next calculation of net asset value after your order is placed. For redemptions on the Guarantee Maturity Date, the price of your shares is based on the greater of the then current net asset value or your Guaranteed Amount per share.

For your redemption request to be priced at the net asset value on the day of your request, or for redemptions on the Guarantee Maturity Date at the greater of the then current net asset value and your Guaranteed Amount per share, you must submit your order to your dealer or other financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. [Redemption requests made after 4:00 p.m. (or such earlier time as may be required by your financial intermediary) on the Guarantee Maturity Date will be priced at the net asset value at the close of business on the next business day and will be priced according to market fluctuations.

Securities dealers or other financial intermediaries, including Merrill Lynch, may charge a fee to process a redemption of shares. Merrill Lynch currently charges a fee of $5.35. No processing fee is charged if you redeem shares directly through the Transfer Agent.

The Fund may reject an order to sell shares under certain circumstances.

	Sell through the Transfer Agent	You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

26	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Sell through the Transfer Agent	You may also sell shares held at the Transfer Agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the Transfer Agent at 1-800-MER-FUND for details.

Exchange Your Shares	Select the fund into which you want to exchange. Be sure to read that fund’s prospectus	The Fund does not offer the ability to exchange into the Fund during the Guarantee Period. Because the Fund is not continuously offering its shares during the Guarantee Period, if you exchange your shares of the Fund for shares of another fund you will not be able to effect an exchange back into the Fund during the Guarantee Period. In addition, your exchange will be considered a redemption and will reduce your Guaranteed Amount. You must have held the shares used in the exchange for at least 15 calendar days before you can exchange into another fund.

You may exchange Fund shares only for Class D shares of another Merrill Lynch mutual fund.

Some of the Merrill Lynch mutual funds impose a different initial sales charge. If you exchange your Fund shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange.

To exercise the exchange privilege contact your Merrill Lynch Financial Advisor or other financial intermediary or call the Transfer Agent at 1-800-MER-FUND.

Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

An exchange is a taxable transaction. If you make an exchange prior to the Guarantee Maturity Date, you may receive an amount less than your original investment in the Fund.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	27

[ICON] Your Account

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value of $10.00 per share, plus a sales charge of 3.00%, if applicable. This is the public offering price. (Investors of certain amounts specified on page [____] are entitled to reductions in the sales charge, resulting in a reduced public offering price.) Prior to the Guarantee Maturity Date and during the Post-Guarantee Period, shares are redeemed at their net asset value. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. If events that materially affect the value of securities traded in other markets occur between the close of those markets and the close of business on the New York Stock Exchange, the Fund’s Board of Trustees will value those securities at their fair value. For redemptions prior to the Guarantee Maturity Date and during the Post-Guarantee Period, the net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares.

For redemptions made on the Guarantee Maturity Date, the value used in determining your share price will be the greater of (i) the then current net asset value or (ii) your Guaranteed Amount per share. See the example at page __ for help in understanding how this amount is calculated.

The Fund may accept orders from certain authorized financial intermediaries or their designees. The Fund will be deemed to receive an order when accepted by the financial intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

28	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DIVIDENDS AND TAXES

The Fund will distribute at least annually any net investment income and any net realized capital gains. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. If you would like to receive dividends in cash, contact your Merrill Lynch Financial Advisor, selected securities dealer, other financial intermediary or the Transfer Agent. If you do not reinvest your dividends in the Fund, your Guaranteed Amount will be reduced. Although this cannot be predicted with any certainty, the Fund anticipates that the majority of its dividends, if any, will consist of ordinary income. Capital gains paid by the Fund, if any, may be taxable to you at preferential rates, depending, in part, on how long the Fund held the assets sold.

You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at lower rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

The Fund will invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though the Fund receives no actual interest payments on these securities, the Fund will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements if shareholders request cash distributions.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	29

[ICON] Your Account

The asset allocation process used by the Fund may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if such distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the Protection Component even in situations where the Fund has capital losses from investments in the Basic Value Component.

While the tax character of a payment in respect of the Guaranteed Amount is not free from doubt, should it be necessary for ______ to make a payment to the Fund under the Financial Guaranty Agreement, the Fund intends to treat at least a portion of this payment as a capital gain to the Fund. Such gain would be offset by any allowable capital losses, if any.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.

30	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

Management of the Fund [ICON]

FUND ASSET MANAGEMENT

Guarantee Period

Fund Asset Management serves as the Fund’s Adviser during the Guarantee Period as well as the Trust’s adviser. Fund Asset Management manages the Fund’s investments and its business operations under the overall supervision of the Fund’s Board of Trustees. The Adviser has the responsibility for making all investment decisions for the Fund. The Fund pays the Adviser a fee at the annual rate of 0.40%. The principal business address of Fund Asset Management is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Fund Asset Management also serves as administrator of the Fund and provides administrative services to the Fund during the Guarantee Period. The Fund pays Fund Asset Management a fee at the annual rate of 0.25% for these services.

In addition, the Fund, as a shareholder of the Trust, will indirectly bear a proportionate share of any management fees and other expenses paid by the Trust. Because of this, the expenses associated with investing in this type of Fund are generally higher than those for mutual funds that do not invest in other underlying funds. The Trust pays Fund Asset Management a management fee at the annual rate of 0.60% of the average daily net assets for the first $100 million; 0.50% of the average daily net assets from $100 million to $200 million; and 0.40% of the average daily net assets above $200 million. However, the Adviser has contractually agreed to waive its management fee to the extent of any amount of management fees the Fund already pays the Adviser indirectly through its investment in the Trust. In the event the Fund becomes completely and irreversibly invested in the Protection Component, the Adviser may choose to waive a portion of its fee and [the principal protection insurance premium may be eliminated or assessed at a reduced rate].

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $____ billion in investment company and other portfolio assets under management as of ________ 2002.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND	31

[ICON] Management of the Fund

Post-Guarantee Period

During the Post-Guarantee Period, the Fund will not have an investment adviser since all of the Fund’s assets will be invested in the Trust in a master/feeder structure. Fund Asset Management manages the Trust’s investments and their business operations under the overall supervision of the Board of Trustees of the Trust. Fund Asset Management has the responsibility for making all investment decisions for the Trust.

The administration arrangements with Fund Asset Management in effect during the Guarantee Period will continue during the Post-Guarantee Period.

The Trust and Master/Feeder Structure

During the Guarantee Period, the Basic Value Component will be invested in the Trust, while the Protection Component will be invested directly in fixed income securities. During the Post-Guarantee Period, the Fund will become a “feeder” fund that invests all of its assets in the Trust in a master/feeder structure.

The Trust may accept investments from other funds, and all these funds bear the Trust’s expenses in proportion to their investment. This structure may enable the Fund to reduce costs through economies of scale.

The Fund may withdraw from the Trust at any time. Accordingly, during the Guarantee Period, the Board of Trustees may determine that the Fund should invest the Basic Value Component directly in securities. During the Post-Guarantee Period, the Board of Trustees may determine that the Fund should invest all of its assets directly or in a different pooled investment vehicle. In addition, at any time the Board of Trustees may determine to liquidate the Fund or combine it with another feeder fund of the Trust, to the extent permitted by law.

32	MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

[1]	POTENTIAL INVESTORS Open an account (two options).	[2]
MERRILL LYNCH FINANCIAL ADVISOR OR SECURITIES DEALER Advises shareholders on their Fund investments.

TRANSFER AGENT

Financial Data Services, Inc.

ADMINISTRATIVE OFFICES
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484

MAILING ADDRESS
P.O. Box 45289
Jacksonville, Florida 32232-5289

Performs recordkeeping and
reporting services.

DISTRIBUTOR FAM Distributors, Inc. P.O. Box 9081 Princeton, New Jersey 08543-9081 Arranges for the sale of Fund shares.
COUNSEL Shearman & Sterling 599 Lexington Avenue New York, New York 10022 Provides legal advice to the Fund.	THE FUND The Board of Trustees oversees the Fund.	CUSTODIAN Bank of New York 100 Church Street New York, New York 10286 Holds the Fund’s assets for safekeeping.

INDEPENDENT AUDITORS Deliotte & Touche LLP Two World Financial Center New York, New York 10281 Audits the financial statements of the Fund.	ACCOUNTING SERVICES PROVIDER State Street Bank and Trust Company 500 College Road East Princeton, New Jersey 08540 Provides certain accounting services to the Fund.

ADVISER

Merrill Lynch
Investment Managers, L.P.

ADMINISTRATIVE OFFICES
800 Scudders Mill Road
Plainsboro, New Jersey 08536

MAILING ADDRESS
P.O. Box 9011
Princeton, New Jersey 08543-9011

TELEPHONE NUMBER
1-800-MER-FUND

Adviser to the Fund.

MERRILL LYNCH BASIC VALUE PRINCIPAL PROTECTED FUND

For More Information [ICON]

Shareholder Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Advisor, or other financial intermediary or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Advisor, or other financial intermediary, or call the Transfer Agent at 1-800-MER-FUND.

Statement of Additional Information

The Fund’s Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.

Contact your Merrill Lynch Financial Advisor, or other financial intermediary, or contact the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

The initial offering period will run from ________, 2002 through ________, 2002. All monies to purchase shares during the initial offering period must be received no later than ________, 2002.

Investment Company Act file #811-21162 Code #__________ © Fund Asset Management, L.P.

[LOGO] Merrill Lynch Investment Managers

Prospectus

September __, 2002

Merrill Lynch Basic Value Principal Protected Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is prohibited.

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Fundamental Growth Principal Protected Fund

and

Merrill Lynch Basic Value Principal Protected Fund

of

Merrill Lynch Principal Protected Trust

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

Merrill Lynch Fundamental Growth Principal Protected Fund (the “Growth Fund”) and Merrill Lynch Basic Value Principal Protected Fund (the “Value Fund” and, together with the Growth Fund, the “Funds”) are each separate diversified series of Merrill Lynch Principal Protected Trust (the “Protected Trust”), an open-end, management investment company. Each Fund has a Guarantee Period and a Post-Guarantee Period. Shares of the Funds will be offered during an initial offering period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends and distributions. The Funds will be offered on a continuous basis during the Post-Guarantee Period. The initial offering period for both Funds will run from __________, 2002 through __________.

The Guarantee Period for each Fund will run from each Fund’s commencement of operations through and including the same date seven years later (with respect to the Growth Fund, the “Growth Guarantee Maturity Date,” with respect to the Value Fund, the “Value Guarantee Maturity Date” and, with respect to either Fund, the “Guarantee Maturity Date”). The Guarantee Period is expected to run from October [__], 2002 through October [__], 2009. The investment objective of each Fund during its Guarantee Period is as follows:

Fund	Objective
Growth Fund

The Growth Fund will seek long term growth of capital to the extent permitted by a stratedy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Growth Guarantee Maturity Date.

Value Fund

The Value Fund will seek capital appreciation and, secondarily, income to the extent permitted by a stratedy that seeks to use investments in U.S. Treasury bonds, including zero coupon bonds and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Value Guarantee Maturity Date.

Each Fund has purchased a guarantee insurance policy for the benefit of the shareholders of the respective Fund from [Insurance Co.], a monoline financial guarantor. This insurance policy guarantees (the “Guarantee”) that the value of each shareholder’s account with a Fund on the applicable Guarantee Maturity Date will be no less than the initial value of that shareholder’s account (the “Guaranteed Amount”), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. A shareholder’s Guaranteed Amount will be reduced, as more fully described below, if a shareholder takes any dividends or distributions in cash instead of reinvesting them in additional shares of the applicable Fund, redeems any shares before the applicable Guarantee Maturity Date, or if there are extraordinary expenses incurred by the respective Fund that are not covered by the Guarantee.

Each Fund will seek to achieve its investment objectives during its Guarantee Period by allocating its assets between an equity component (the “Growth Component” and the “Value Component”, respectively) and a fixed income component (the “Protection Component”).

The Growth Component of the Growth Fund will consist primarily of common stocks of U.S. companies that Merrill Lynch Investment Managers, L.P. (“MLIM” or an “Investment Adviser”) believes have shown above-average rates of growth in earnings over the long-term. The Growth Fund will seek to achieve its objective by investing the assets allocated to the Growth Component in the [Master Fundamental Growth Trust] (the “Growth Trust” or a “Trust”). The Growth Trust is a mutual fund that seeks long term growth of capital and utilizes the same investment strategies as may be used for the Growth Component of the Growth Fund. The investment experience of the Growth Component of the Growth Fund will correspond directly to the investment experience of the Growth Trust. When investing the Protection Component portion of the assets of the Growth Fund, the Investment Adviser looks to select investments with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds that mature at or near of the Growth Guarantee Maturity Date.

The Value Component of the Value Fund will consist primarily of stocks that Fund Asset Management, L.P. (“FAM” or an “Investment Adviser”) believes are undervalued, which means that their prices are less than what the Investment Adviser believes they are worth. The Value Fund will seek to achieve its objective by investing the assets allocated to the Value Component in the Master Basic Value Trust (the “Value Trust” or a “Trust”). The Value Trust is a mutual fund that seeks capital appreciation and, secondarily, income, and utilizes the same investment strategies as may be used for the Value Component of the Value Fund. The investment experience of the Value Component of the Value Fund will correspond directly to the investment experience of the Value Trust. When investing the Protection Component portion of the assets of the Value Fund, the Investment Adviser looks to select investments with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds that mature at or near the Value Guarantee Maturity Date.

The investment objective of each Fund during the Post-Guarantee Period is as follows:

Fund	Objective
Growth Fund	The Growth Fund will seek long term growth of capital.

Value Fund	The Value Fund will seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that FAM believes are undervalued and therefore represent basic investment value.

There can be no assurance that the investment objective of the Growth Fund or the Value Fund will be realized. For more information on each Fund’s investment objective and policies, see “Investment Policies.”

Each Fund offers a single class of shares. See “Purchase of Shares.”

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of each Fund, dated September __, 2002 (each, a “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling 1-800-MER-FUND or by writing to the applicable Fund at the above address. Each Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into each Prospectus.

Merrill Lynch Investment Managers — Growth Fund Investment Adviser Fund Asset Management — Value Fund Investment Adviser FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is September __, 2002.

INVESTMENT POLICIES

Other Investment Strategies

In addition to the principal investment strategies described in the respective Fund’s Prospectus, each Fund may also utilize the investment strategies described below.

The Growth Fund

The investment emphasis of the Growth Component is on equities, primarily common stock and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. The Growth Fund will maintain at least 65% of the total assets of the Growth Component invested in equity securities, except during defensive periods. The Growth Fund reserves the right as a defensive measure and to provide for redemptions to hold in the Growth Component other types of securities, including non-convertible preferred stocks and debt securities rated investment grade by a nationally recognized statistical ratings organization, Government and money market securities, including repurchase agreements, or cash, in such proportions as, in the opinion of MLIM, prevailing market or economic conditions warrant.

The Value Fund

The Value Component’s investment emphasis is on equities, primarily common stocks and, to a lesser extent, securities convertible into common stock. The Value Fund also may invest the Value Component in preferred stocks and non-convertible debt securities and utilize covered call options with respect to portfolio securities as described below. It reserves the right as a defensive measure to hold other types of securities in the Value Component including U.S. Government and money market securities, repurchase agreements or cash, in such proportions as, in the opinion of FAM, prevailing market or economic conditions warrant.

The basic orientation of the investment policies for the Value Component is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts. FAM makes portfolio decisions for the Value Component based on its own research information supplemented by research information provided by other sources. FAM makes extensive use of investment research information provided by unaffiliated brokers and dealers and of the securities research, economic research and computer applications facilities provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”).

Risks of Investing in the Funds

Asset Allocation Risks. In pursuing each Fund’s investment objective during its Guarantee Period, the Investment Adviser looks to allocate assets between the Growth Component or the Value Component (each, a “Equity Component”), as applicable and the Protection Component of the Fund by using a proprietary mathematical formula. The formula evaluates a variety of factors, including, but not limited to, the prevailing level of interest rates, equity market volatility, the market value of Fund assets, and the length of time remaining until the applicable Guarantee Maturity Date. The initial allocation of a Fund’s assets between the respective Equity Component and the Protection Component will be based on a variety of factors, including the prevailing level of interest rates. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the Protection Component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experience a major decline, the Investment Adviser may allocate a Fund’s assets largely or entirely to the Protection Component in order to attempt to meet the Fund’s investment objective. The allocation of each Fund’s assets is monitored on a daily basis.

The asset allocation process also will be affected by the Investment Adviser’s ability to manage the Protection Component. If the Protection Component provides a return better than that assumed by the Investment Adviser’s proprietary formula, fewer assets might have to be allocated to the Protection Component. Conversely, if the performance of the Protection Component is worse than expected, more assets might have to be allocated to the Protection Component, and the ability of a Fund to participate in any subsequent upward movement in the equity markets would be limited.

The process of asset reallocation may result in additional transaction costs such as brokerage commissions. Additionally, a Fund will likely incur increased transactional costs during periods of high volatility in the fixed income or equity markets. Increased volatility may result in a higher portfolio turnover rate that may in turn cause adverse tax consequences for investors (due to realization of short term capital gains, if any) and correspondingly greater transaction costs in the form of the dealer spreads, which are borne directly by each Fund. The risks associated with asset allocation will only be relevant during the Guarantee Period.

2

 Zero Coupon Securities. Each Fund will invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Each Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments. Zero coupon securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.

In addition to the above-described risks, there are certain other risks related to investing in zero coupon securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in a Fund’s portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, a Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income. The required distributions will result in an increase in a Fund’s exposure to such securities.

Foreign Market Risk. Because each Fund may invest to a significant degree in foreign securities, it offers the potential for more diversification than an investment only in the United States. The Growth Fund and the Value Fund may invest up to 10% and 25%, respectively, of its Equity Component in foreign securities. The Growth Fund’s investments in foreign securities may be in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign companies. (The Growth Fund’s restriction limiting investments in foreign securities to 10% of the Growth Component does not include ADRs.) ADRs, EDRs and other securities convertible into securities of foreign issuers may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Growth Fund may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.

Securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain foreign economies may rely heavily on particular

3

industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, and political and social instability. Legal remedies and enforcement procedures available to investors in foreign countries may be less extensive than those available to investors in the United States.

Currency Risk. Securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments may supervise and regulate stock exchanges, brokers and the sale of securities less stringently than the United States does and do not have the same laws to protect investors the way that U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States, which reduces the amount a Fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States. Each Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States and may involve certain risks not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; those problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends or interest on, or proceeds from, the sale of foreign securities may be subject to foreign withholding taxes.

Corporate Loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in

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response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less responsive to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund becomes a member of the syndicate.

Corporate loans are subject to the risk of loss of principal and income. Borrowers do not always provide collateral for corporate loans or the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Convertible Securities. Both Funds may invest in convertible securities, which entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. The Growth Fund also may invest in synthetic convertible securities, which may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”) or (ii) a combination of separate securities chosen by an Investment Adviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”).

The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, each Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, each Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

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To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

As indicated above, synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by MLIM by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertible component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, Long Term Equity Appreciation Participation Securities (“LEAPS”), or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, MLIM may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. MLIM may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when MLIM believes such a Manufactured Convertible would better promote the Growth Fund’s objective than alternative investments. For example, MLIM may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify the Growth Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Growth Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event that the Growth Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity and

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which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

Warrants. The Growth Fund may invest in warrants, which are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Growth Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

Smaller Cap Stock Risks. In the Growth Component, the Growth Fund emphasizes companies having medium to large stock market capitalizations ($500 million or more). Investment in companies with lower market capitalizations, especially those under $1 billion, may involve special risks, including limited product lines, market or financial resources or a limited management group. In addition, many smaller company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements or be more sensitive to market fluctuations than stocks of larger companies.

Derivatives

Each Fund may use instruments referred to as Derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the Standard & Poor’s 500 Index or the prime lending rate). Derivatives allow a Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.

Hedging. [Each] [The Growth] Fund may use Derivatives for hedging purposes. Hedging is a strategy in which a Derivative is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a Derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the [Growth] Fund or if the cost of the Derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the Derivative will not match those of the holdings being hedged as expected by the [Growth] Fund, in which case any losses on the holdings being hedged may not be reduced.

One or both Funds may use Derivative instruments and trading strategies including the following:

Indexed and Inverse Securities

The Growth Fund may invest in securities the potential return of which is based on an index. As an illustration, the Growth Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. The Growth Fund may also invest in a debt security which returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, a Fund may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes to an index). For example, the Growth Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Growth Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices. Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve currency risk, leverage risk and liquidity risk. The Growth Fund may invest in indexed and inverse securities for hedging purposes only, including anticipatory hedging. When used for hedging purposes, indexed and inverse securities involve correlation risk.

Options on Securities and Securities Indices

Purchasing Put Options. The Growth Fund may purchase put options on securities held in its portfolio or on securities or interest rate indices that are correlated with securities held in its portfolio. When the Growth Fund purchases a put option, in consideration for an up front payment (the “option premium”) the Growth Fund acquires

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a right to sell to another party specified securities owned by the Growth Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Growth Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Growth Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

Purchasing Call Options. The Growth Fund may also purchase call options on securities it intends to purchase or securities or interest rate indices, that are correlated with the types of securities it intends to purchase. When the Growth Fund purchases a call option, in consideration for the option premium the Growth Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Growth Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Growth Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Growth Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Growth Fund determines not to purchase a security underlying a call option, however, the Growth Fund may lose the entire option premium. Purchasing a call option involves correlation risk, and may also involve liquidity and credit risk.

The Growth Fund also is authorized to purchase put or call options in connection with closing out put or call options it has previously sold. However, the Growth Fund will not purchase options on securities if, as a result of such purchase, the aggregate cost (option plus premiums paid) of all outstanding options on securities held by the Growth Fund would exceed 5% of the market value of the Growth Fund’s total assets.

Writing Call Options. Each Fund may write (i.e., sell) call options on securities held in its portfolio or, in the case of the Growth Fund, securities indices the performance of which correlates with securities held in its portfolio. The Value Fund may enter into closing purchase transactions with respect to options that it writes. When a Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. Each Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk. The Value Fund may not write covered options on underlying securities exceeding 15% of its total assets, taken at market value.

Writing Put Options. The Growth Fund also may write put options on securities or securities indices. When the Growth Fund writes a put option, in return for an option premium the Growth Fund gives another party the right to sell to the Growth Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Growth Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Growth Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Growth Fund will profit by the amount of the option premium. By writing a put option, however, the Growth Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in

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the case of an option on an index. Accordingly, when the Growth Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Growth Fund for writing the put option. The Growth Fund will write a put option on a security or a securities index only if the Growth Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options — for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”). Writing a put option may involve substantial leverage risk. The Growth Fund may not write covered put options on underlying securities exceeding [50%] of its total assets, taken at market value.

The Growth Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

Other than with respect to closing transactions, a Fund will only write call or put options, as applicable, that are “covered.” A call or put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Derivatives” below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

Types of Options. Each Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Futures

The Growth Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Growth Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Growth Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits the Growth Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Growth Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect the Growth Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Growth Fund was attempting to identify specific securities in which to invest in a market the Growth Fund believes to be attractive. In the event that such securities decline in value or the Growth Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Growth Fund may realize a loss relating to the futures position.

The Growth Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Growth Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Growth Fund from being deemed a “commodity pool” under regulations of the Commodity Futures Trading Commission.

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Foreign Exchange Transactions

The Growth Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Growth Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Growth Fund may enter into a forward foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Growth Fund has received or anticipates receiving a dividend or distribution. The Growth Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Growth Fund is denominated or by purchasing a currency in which the Growth Fund anticipates acquiring a portfolio position in the near future. The Growth Fund also may hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.

Currency Futures. The Growth Fund also may hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions, except that futures are standardized, exchange-traded contracts. See “Futures” above. Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options. The Growth Fund also may hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Growth Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Limitations on Currency Hedging. The Growth Fund will not speculate in Currency Instruments. Accordingly, the Growth Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. The Growth Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Growth Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

Risk Factors in Hedging Foreign Currency Risks. Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk. While the Growth Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Growth Fund’s shares, the net asset value of the Growth Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Growth Fund’s hedging strategies will be ineffective. To the extent that the Growth Fund hedges against anticipated currency movements which do not occur, the Growth Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Growth Fund only will engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

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 It may not be possible for the Growth Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Growth Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Derivatives

Derivatives are volatile and involve significant risks, including:

Credit Risk — the risk that the counterparty on a Derivative transaction will be unable to honor its financial obligation to a Fund.

Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Use of Derivatives for hedging purposes involves correlation risk. If the value of the Derivative moves more or less than the value of the hedged instruments a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

Each Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or a Fund otherwise will be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

Certain transactions in Derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will segregate liquid securities or cash with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit a Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Growth Fund to sell such instruments promptly at an acceptable price. The absence of liquidity also may make it more difficult for the Growth Fund to ascertain a market value for such instruments. The Growth Fund therefore will acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which MLIM anticipates the Growth Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Growth Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Growth Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Growth Fund will attempt to minimize this risk by engaging in transactions in Derivatives traded in OTC markets only with financial institutions that have substantial capital or which have provided the Growth Fund with a third-party guaranty or other credit enhancement.

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The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Growth Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Growth Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Growth Fund and margin deposits on the Growth Fund’s existing OTC options on futures contracts exceed 15% of the net assets of the Growth Fund, taken at market value, together with all other assets of the Growth Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by the Growth Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Growth Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Growth Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of the Growth Fund and may be amended by the Board of Trustees (the “Trustees”) without the approval of the Growth Fund’s shareholders. However, a Fund will not change or modify this policy prior to the change or modification by the Commission staff of its position.

Other Investment Policies and Practices

Repurchase Agreements. The Growth Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, on entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Such agreements usually cover short periods, such as under a week. The Growth Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Growth Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Growth Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Growth Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. The Growth Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying a repurchase agreement in the event of the counterparty’s default. From time to time the Growth Fund also may invest in securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

When Issued Securities and Delayed Delivery Transactions. The Growth Fund may purchase or sell securities on a delayed delivery basis or a when-issued basis at fixed purchase terms. These transactions arise when securities are purchased or sold by the Growth Fund with payment and delivery taking place in the future. The purchase will be recorded on the date the Growth Fund enters into the commitment and the value of the obligation will thereafter be reflected in the calculation of the Growth Fund’s net asset value. The value of the obligation on the delivery date may be more or less than its purchase price. The Growth Fund will segregate liquid securities or cash having a market value at all times at least equal to the amount of the forward commitment.

Borrowing and Leverage Risk. As a matter of operating policy, each Fund currently may borrow up to 33 1/3% of its total assets taken at market value (including the amount borrowed) from a bank as a temporary measure for extraordinary or emergency purposes including to meet redemptions or to settle securities transactions. The purchase of securities while borrowings are outstanding will have the effect of leveraging a Fund. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for a Fund that can exceed the

12

income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain its Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Illiquid or Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Each Fund may invest in securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”) or otherwise have contractual or legal restrictions on their resale (“restricted securities”). These include “private placement” securities that a Fund may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material non-public information which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

144A Securities. Each Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Trustees of the Protected Trust have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Trustees. The Trustees have adopted guidelines and delegated to each Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

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Securities Lending. Each Fund may lend securities with a value not exceeding [20%] of its total assets to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, the Fund typically receives the income on both the loaned securities and the collateral and, as a result, the Fund’s yield may increase. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral. The Funds may rely on an exemptive order from the Commission permitting them to lend portfolio securities to Merrill Lynch or its affiliates, and to retain an affiliate of the Funds as lending agent. See “Portfolio Transactions and Brokerage.”

Suitability

The economic benefit of an investment in a Fund depends upon many factors beyond the control of the Fund, its Investment Adviser and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in the Fund.

Investment Restrictions

Each Fund has adopted a number of fundamental and non-fundamental investment policies and restrictions. The fundamental policies and restrictions set forth below may not be changed without the approval of the holders of a majority of the relevant Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Unless otherwise provided, all references to the assets of a Fund below are in terms of current market value determined at the time of investment. Under the fundamental investment restrictions, each Fund may not:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

3. Make investments for the purpose of exercising control or management.

4. Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law or any exemptive relief granted by the Commission and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

14

7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

Notwithstanding fundamental investment restriction (7) above, each Fund currently does not intend to borrow amounts in excess of 33 1/3% of its total assets (including the amount borrowed), taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. In addition, a Fund will not purchase securities while borrowings are outstanding. Each Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Trust.

Each Fund also has adopted non-fundamental investment restrictions, which may be changed by the Trustees without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental restrictions, a Fund may not:

a. Purchase securities of other investment companies, except to the extent permitted by applicable law. [Except as set forth below, as a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.] As described in the Prospectus, the Growth Fund will invest its Growth Component in the Growth Trust and in the Post-Guarantee Period will become a feeder fund of the Growth Trust in a master/feeder structure. The Value Fund will invest its Value Component in the Value Trust, and in the Post-Guarantee Period will become a feeder fund of the Value Trust in a master/feeder structure. The Growth Trust and Value Trust are registered as open-end management investment companies under the Investment Company Act.

b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. Each Fund currently does not intend to engage in short sales, except short sales “against the box.”

c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Trustees have otherwise determined to be liquid pursuant to applicable law.

Because of the affiliation of Merrill Lynch with the Investment Adviser, each Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See “Portfolio Transactions and Brokerage.” Without such an exemptive order a Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

15

Each Fund’s investments will be limited in order to allow such Fund to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”). See “Dividends and Taxes — Taxes.” To qualify, among other requirements, a Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Foreign government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each foreign government issuer are considered to be obligations of a single issuer. These tax-related limitations may be changed by the Trustees to the extent necessary to comply with changes to the Federal tax requirements. Each Fund is “diversified” under the Investment Company Act and must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

Portfolio Turnover

Each Fund will effect portfolio transactions without regard to a holding period if, in its management’s judgment, such transactions are necessary in order to reallocate its assets between the Equity Component or Protection Component during the Guarantee Period or are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. Higher portfolio turnover involves tax consequences for investors and correspondingly greater transaction costs in the form of the dealer spreads and brokerage commissions, which are borne directly by each Fund. The continuous reallocation of Fund assets may cause a Fund to have a higher portfolio turnover rate as compared to other mutual funds.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees consists of [_______] individuals, [_______] of who are not “interested persons” of the Fund as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the Trustees of investment companies by the Investment Company Act.

Each non-interested Trustee is a member of the Protected Trust’s Audit and Oversight Committee (the “Committee”). The principal responsibilities of the Committee are to: (i) recommend to the Trustees the selection, retention or termination of a Fund’s independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to each Fund’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of each Fund’s independent auditors and recommend that the Trustees take appropriate action in response thereto to satisfy itself of the independent auditor’s independence; and (v) consider the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of a Fund’s accounting and financial reporting policies and practices and internal controls. The Trustees have adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee generally will not consider nominees recommended by shareholders. The Committee has retained independent legal counsel to assist them in connection with these duties.

16

Biographical Information. Certain biographical and other information relating to the non-interested Trustees is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by each Investment Adviser and its affiliates (“MLIM/FAM-advised funds”) and other public Director/Trusteeships.

Name, Address and Age	Position(s) Held with each Fund	Term of Office† and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Director/ Trusteeships
[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None

17

Name, Address and Age	Position(s) Held with each Fund	Term of Office† and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Director/ Trusteeships
[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]	Trustee	Trustee since [__________]		[__] registered investment companies consisting of [__] portfolios	None
†	Each Trustee serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Fund’s by-laws, charter or by statute.

Certain biographical and other information about each Trustee who is an officer and an “interested person” of the Protected Trust as defined in the Investment Company Act (an “interested Trustee”) and the other officers of the Protected Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in MLIM/FAM-advised Funds and public Director/Trusteeships held.

Name, Address† and Age	Position(s) Held with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Director/ Trusteeships
[__________]	President and Trustee	President* and Trustee** since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]	Vice President and Treasurer	Vice President and Treasurer since [__________]		[__] registered investment companies consisting of [__] portfolios	None

[__________]				[__] registered investment companies consisting of [__] portfolios	None

[__________]				[__] registered investment companies consisting of [__] portfolios	None

18

Name, Address† and Age	Position(s) Held with each Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Director/ Trusteeships
[__________]				[__] registered investment companies consisting of [__] portfolios	None

[__________]				[__] registered investment companies consisting of [__] portfolios	None

[__________]	Secretary	Secretary since [__________]		[__] registered investment companies consisting of [__] portfolios	None
†	The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.
††	[________] is an “interested person,” as defined in the Investment Company Act, of the Protected Trust based on his positions as [_______].
*	Elected by and serves at the pleasure of the Board of Trustees.
**	Each Trustee serves until his or her successor is elected and qualified or until his or her death, resignation, or removal as provided in the Fund’s by-laws, charter or by statute.

Share Ownership. Information relating to each Trustee’s share ownership in each Fund and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee (“Supervised Merrill Lynch Funds”) as of December 31, 2001, is set forth in the chart below.
Name	Aggregate Dollar Range of Equity in the Growth Fund	Aggregate Dollar Range of Equity in the Value Fund	Aggregate Dollar Range of Securities in Supervised Merrill Lynch Funds
Interested Trustee:
[__________]	[__________]	[__________]	[__________]
Non-Interested Trustees:
[__________]	[__________]	[__________]	[__________]
[__________]	[__________]	[__________]	[__________]
[__________]	[__________]	[__________]	[__________]

As of September __, 2002, the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of the Protected Trust. As of December 31, 2001, none of the non-interested Trustees nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Trustees

The Protected Trust pays each non-interested Trustee a combined fee of [$3,000] per year for service on the Board and on the Committee, plus $500 per in-person Board meeting attended and $500 per in-person Committee meeting attended. The Co-Chairmen of the Committee receive an additional fee of $1,000 per year. Each Fund reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.

Because the Funds commenced operations in [September 2002], each Fund has no prior operating history and, as a result, the non-interested Trustees have not received any compensation from the Protected Trust.

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Management and Advisory Arrangements

Guarantee Period

Management Services. MLIM and FAM serve as the investment adviser to the Growth Fund and the Value Fund, respectively, during the Guarantee Period and as the investment adviser to the Growth Trust and Value Trust, respectively. Each Investment Adviser provides the respective Fund with investment advisory and management services. Subject to the supervision of the respective Fund’s Trustees, each Investment Adviser is responsible for the actual management of the applicable Fund’s or Trust’s portfolio and constantly reviews such Fund’s or Trust’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with each Investment Adviser.

During the Post-Guarantee Period, each Fund will invest all of its assets in shares of the respective Trust. Accordingly, each Fund will not invest directly in portfolio securities and will not require investment advisory services. All portfolio management will occur at the level of the applicable Trust.

Securities held by each Fund or Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the respective Investment Adviser or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients of each Investment Adviser or an affiliate when one or more clients of that Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or Trust or other clients or funds for which the respective Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of each Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Management Fee. Each Fund has entered into a management agreement with the respective Investment Adviser (each, a “Management Agreement”), pursuant to which each Investment Adviser receives for its services to the respective Fund monthly compensation at the annual rate of 0.40% of the average daily net assets of that Fund.

In addition, the Growth Fund and the Value Fund, each as a shareholder of the Growth Trust and the Value Trust, respectively, will indirectly bear a proportionate share of any investment advisory fees and expenses paid by the Growth Trust and the Value Trust, respectively. Each Investment Adviser, however, has contractually agreed to waive its management fee to the respective Fund to the extent it equals any amount of management fees the applicable Fund pays its respective Investment Adviser indirectly through its investment in the respective Trust. In addition, in the event the applicable Fund becomes completely and irreversibly invested in its Protection Component, the respective Investment Adviser may choose to waive a portion of its fee [and the principal protection insurance premium may be eliminated or assessed at a reduced rate.]

Payment of Fund Expenses. Each Management Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the respective Fund connected with investment and economic research, trading and investment management of that Fund, as well as the fees of all Trustees of the applicable Fund who are affiliated persons of the Investment Adviser. Each Fund pays all other expenses incurred in the operation of the Fund, including among other things: the principal protection insurance premium; taxes; expenses for legal and auditing services, costs of preparing, printing and mailing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by the Distributor; charges of the custodian and sub-custodian, and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of non-interested Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Certain accounting services are provided for each Fund by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the applicable Fund. Each Fund pays a fee for these services. In addition, each Fund reimburses the respective Investment Adviser for the cost of other accounting services. The Distributor will pay certain promotional expenses of each Fund incurred in connection with the offering of shares of the Fund. Certain expenses will be financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares — Distribution Plans.”

20

Administrative Services and Administrative Fees. The Growth Fund and the Value Fund have each entered into an administration agreement with MLIM and FAM, respectively (each, an “Administrator”), as Administrator (each, an “Administration Agreement”). Each Administration Agreement obligates the Administrator to provide certain administrative services to the respective Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for that Fund. By the terms of each Administration Agreement, the Administrator may receive for its services monthly compensation at the annual rate of 0.25% of the average daily net assets of the respective Fund.

Post-Guarantee Period

Duration and Termination. Unless earlier terminated as described below, each Management Agreement will continue in effect for two years from its effective date. Thereafter, each will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Protected Trust or by a majority of the outstanding shares of the applicable Fund and (b) by a majority of the Trustees of the Protected Trust who are not parties to the respective Management Agreement or interested persons (as defined in the Investment Company Act) of any such party. Each Management Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, each Management Agreement may be terminated by the vote of a majority of the outstanding voting securities of the applicable Fund or by the respective Investment Adviser without penalty on 60 days’ written notice to the other party.

Unless earlier terminated as described below, each Administration Agreement will remain in effect for two years from its effective date. Thereafter each will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Protected Trust and (b) by a majority of the Trustees of the Protected Trust who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Each Administration Agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the respective Fund.

Organization of MLIM and FAM. MLIM and FAM are located at 800 Scudders Mill Road, Plainsboro, New Jersey 08530. Each is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services, Inc. (“Princeton Services”). ML & Co. and Princeton Services are controlling persons of each Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

Board Considerations. [To Come]

Management Arrangements for Trusts

Management Services for the Underlying Trusts. Each Investment Adviser also provides the respective Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees of the respective Trust, the Investment Adviser is responsible for the actual management of the respective Trust’s portfolio and constantly reviews such Trust’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with each Investment Adviser. Each Investment Adviser performs certain other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the respective Trust.

Each Investment Adviser has entered into an investment advisory agreement with the respective Trust. Each investment advisory agreement generally provides that the Investment Adviser is obligated to provide investment advisory services and to pay, [or in the case of the Value Trust cause an affiliate to pay], for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the respective Trust as well as the fees of all officers and Trustees who are affiliated persons of the Investment Adviser [or any sub-adviser] or of an affiliate of the Investment Adviser [or any sub-adviser]. Each Trust pays, or causes to be paid, all other expenses incurred in the operation of such Trust [(except to the extent paid by the Distributor)], including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, shareholder reports, prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and expenses of non-interested Trustees; accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust. Certain accounting services are provided to the Trust by State Street pursuant to an agreement between State Street and each Trust. Each Trust pays a fee for these services. In addition, each Trust reimburses its respective Investment Adviser for the cost of other accounting services.

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Transfer Agency Services. Financial Data Services, Inc., Transfer Agent, a subsidiary of ML & Co., acts as each Fund’s Transfer Agent pursuant to separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreements (each, a “Transfer Agency Agreement”). Pursuant to each Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. The Transfer Agent receives a fee of [$_____] per account, and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under each Transfer Agency Agreement.

Accounting Services. The Protected Trust, on behalf of each Fund, has entered into an agreement with State Street pursuant to which State Street provides certain accounting services to each Fund. Each Fund pays a fee for these services. As described above, each Investment Adviser provides certain accounting services to the respective Fund for which it acts as Investment Adviser and each Fund reimburses the respective Investment Adviser for the cost of these services.

As of the date of this Statement of Additional Information, neither Fund had paid any fees to State Street or its Investment Adviser for accounting services.

 Distribution Expenses. The Protected Trust, on behalf of each Fund, has entered into a distribution agreement with the Distributor in connection with the offering of shares of each Fund (each, a “Distribution Agreement”). Each Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of that Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors (if applicable). The Distributor also will pay for other supplementary sales literature and advertising costs (if applicable). Each Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

Financial Guaranty Agreement. Each Fund has purchased a financial guarantee insurance policy (the “Guarantee”) issued by [Insurance Co.] for the benefit of the shareholders of that Fund. This insurance policy guarantees that on the respective Guarantee Maturity Date, each shareholder of a Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder’s account (less expenses not covered by the Guarantee), provided that all dividends and distributions received from the applicable Fund have been reinvested and no shares have been redeemed (the “Guaranteed Amount”). The Guaranteed Amount per share will equal the net asset value (“NAV”) per share, and thereafter will be adjusted to reflect any dividends and distributions made by a Fund.

The Protected Trust, on behalf of each Fund, its Investment Adviser and the [Insurance Co.] have entered into a financial guaranty agreement (the “Financial Guaranty Agreement”) specifying the rights and obligations of the parties with respect to each Fund. The Guarantee is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for each Fund. The Financial Guaranty Agreement, which contains certain investment parameters, provides that, if a Fund or its Investment Adviser fails to comply with specific investment parameters during the Guarantee Period, [Insurance Co.] may demand a cure of such breach within a prescribed period of time. If the Fund or its Investment Adviser fails to cure, [Insurance Co.] may elect to cause the Fund to reallocate its assets or to invest all of its assets in U.S. Government securities and other fixed income securities [or, in certain circumstances may terminate its obligation to pay the Fund any shortfall in the event that the Fund’s assets are insufficient to redeem shares at the Guaranteed Amount on the Guarantee Maturity Date].

Each Investment Adviser, in managing the respective Fund during its Guarantee Period, directs the allocation of the Fund’s assets to the respective Equity and Protection Components. The types of securities that may be held in the respective Equity Component or the Protection Component are set forth in the Prospectuses and in this Statement of Additional Information (each security, an “Eligible Security”). In the event that, during a Fund’s Guarantee Period, its Investment Adviser acquires a security that is not an Eligible Security, [Insurance Co.] has the right under the Financial Guaranty Agreement to direct trade instructions from a Fund or its Investment Adviser to the custodian to ensure that the security is sold and replaced with an Eligible Security within [three] business days. In the event a Fund or its Investment Adviser does not sell the security, [Insurance Co.] reserves the right to issue its own trade instructions directly to the Fund’s custodian to sell that security and replace it with an Eligible Security.

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The specific formula for each Fund’s allocation of assets between the respective Equity Component and Protection Component is set forth in the Financial Guaranty Agreement. In the event that [Insurance Co.] determines that the allocation of assets is inconsistent with the Financial Guaranty Agreement, [Insurance Co.] can direct the Fund’s custodian to sell securities and replace them with such Eligible Securities as are necessary to bring the Fund’s allocation of assets in compliance with the terms of the Financial Guaranty Agreement.

Finally, if a Fund or its Investment Adviser breaches any other terms of the Financial Guaranty Agreement, the Fund or its Investment Adviser must cure the breach within a certain number of days as specified in the Financial Guaranty Agreement. If there is written notification from [Insurance Co.] of a breach and the breach remains uncured after such time, [Insurance Co.] will have the right to direct the Fund’s custodian to buy and sell Eligible Securities.

After any default has been cured (whether by a Fund or its Investment Adviser or otherwise or as a result of actions taken by [Insurance Co.], [Insurance Co.] has no further right to direct the Fund’s custodian with respect to that default.

[Insurance Company] Hedging Transactions

     During the Guarantee Period, to attempt to hedge its exposure under the Financial Guaranty Agreement, [Insurance Company] may engage in certain derivative or other hedging transactions with various counterparties (including, but not limited to, affiliates of the Investment Advisers), in which such counterparties will receive compensation or other remuneration. It is possible that a counterparty to a derivative transaction may be unable to meet its financial obligations to [Insurance Company] or that the derivative or other hedging transaction will not be successful. This may impair the ability of [Insurance Company] to satisfy its obligations, if any, to the Funds under the Financial Guaranty Agreement. [Insurance Company] is solely liable to each Fund under the Financial Guaranty Agreement. Accordingly, no counterparty (including an affiliate of the Investment Advisers) to any derivative or other hedging transaction with [Insurance Company] will bear any liability under the Financial Guaranty Agreement or will otherwise be liable to a Fund or its shareholders.

     The Financial Guaranty Agreement does not require [Insurance Company] to hedge and it may chose not to do so.

Code of Ethics

 The Trustees have approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers each Fund, each Investment Adviser, and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

PURCHASE OF SHARES

Reference is made to “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

 Each Fund offers one class of shares. Each share represents an ownership interest in the respective Fund. When you purchase Fund shares, you generally pay a sales charge at the time of purchase. Such a front-end sales charge will reduce your Guaranteed Amount by the amount of the sales charge. In addition, you also pay an ongoing account maintenance fee of 0.25%.

Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

Each Fund will offer its shares during an initial offering period prior to commencement of operations and will not offer its shares during the Guarantee Period. During the Post-Guarantee Period, each Fund will offer its shares at a public offering price equal to the next determined net asset value per share plus the sales charge applicable to the shares (if any). The applicable offering price for purchase orders will be based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) which includes orders received after the determination of the net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of business on the NYSE on that day, such orders shall be deemed received on the next business day. Dealers or other financial intermediaries have the responsibility of submitting purchase orders to each Fund not later than 30 minutes after the close of business on the NYSE in order to purchase shares at the day’s offering price. If on the Guarantee Maturity Date the net asset value of your shares is less than your Guaranteed Amount, you may redeem your shares on that date at your Guaranteed Amount.

Each Fund or the Distributor may suspend the offering of the Fund’s shares at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any

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order may be rejected by a Fund or the Distributor. Neither the Distributor, the securities dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change. Certain selected securities dealers or other financial intermediaries may charge a processing fee to confirm a sale of shares. For example, the fee currently charged by Merrill Lynch is $5.35. Purchases made directly through the Transfer Agent are not subject to the processing fee.

The term “purchase,” as used in the Prospectuses and this Statement of Additional Information in connection with an investment in shares of a Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

[Reduced Initial Sales Charges

Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.]

Reinvested Dividends. No initial sales charges are imposed upon shares issued as a result of the automatic reinvestment of dividends.

[Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase shares at net asset value during the initial offering period and the Post-Guarantee Period, based on the number of employees or number of employees eligible to participate in the plan, the aggregate amount invested by the plan in specified investments and/or the services provided by Merrill Lynch to the plan. Additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements is available toll-free from Merrill Lynch Business Financial Services at 1-800-237-7777.]

[Purchase Privilege of Certain Persons. Trustees of a Fund, members of the Boards of other MLIM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term “subsidiaries,” when used herein with respect to ML & Co., includes MLIM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their Trustees and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of a Fund at net asset value. A Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and Trustees wishing to purchase shares of a Fund must satisfy such Fund’s suitability standards.]

[Shares of each Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Financial Advisor who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor, if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase shares of the Fund with proceeds from a redemption of shares of a mutual fund that was sponsored by the Financial Advisor’s previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and, second, the investor must establish that such redemption had been made within 60 days prior to the investment in the Fund and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.]

[Shares of each Fund are also offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Advisor and that has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated (“notice”) if the following conditions are satisfied: first, the investor must purchase shares of a Fund with proceeds from a redemption of shares of such

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other mutual fund and the shares of such other fund were subject to a sales charge either at the time of purchase or on a deferred basis; and, second, such purchase of shares must be made within 90 days after such notice.]

[Shares of each Fund are offered at net asset value, without a sales charge, to an investor that has a business relationship with a Merrill Lynch Financial Advisor and that has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase shares of a Fund with proceeds from the redemption of shares of such other mutual fund and that such shares have been outstanding for a period of no less than six months; and, second, such purchase of shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.]

[Purchases Through Certain Financial Intermediaries. Reduced sales charges may be applicable for purchases of shares of a Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Investment Adviser from time to time.]

Distribution Plans

Reference is made to “Key Facts — Fees and Expenses” in the Prospectus for certain information with respect to the distribution plan for shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (each a “Distribution Plan”) with respect to the account maintenance fee paid by each Fund to the Distributor.

The Distribution Plans each provide that the Fund pays the Distributor an account maintenance fee relating to the shares, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund in order to compensate the Distributor, Merrill Lynch, a selected securities dealer or other financial intermediary (pursuant to a sub-agreement) in connection with account maintenance activities.

Each Fund’s Distribution Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the respective Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is reasonable likelihood that each Distribution Plan will benefit the respective Fund and its shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the shareholders and all material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that each Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the account maintenance fees paid to the Distributor. Payments under the Distribution Plan are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration quarterly and, in connection with their deliberations as to the continuance of the Distribution Plans, annually. Distribution-related revenues consist of the account maintenance fees. Distribution-related expenses consist of Financial Advisor compensation.

As of the date of this Statement of Additional Information, neither Fund had made any payments pursuant to its Distribution Plan.

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REDEMPTION OF SHARES

Reference is made to “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. For redemptions prior to the Guarantee Maturity Date or during the Post-Guarantee Period, the redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. Redemptions made for any reason prior to the Guarantee Maturity Date will reduce a shareholder’s Guaranteed Amount. For redemptions on the Guarantee Maturity Date, the price of your shares is based on the greater of the net asset value per share of the Fund and your Guaranteed Amount.

The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of a Fund.

[The Protected Trust, on behalf of each Fund, has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide each Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.]

Redemption

For a redemption request to be priced at the net asset value on the day of a request (or for redemptions on the Guarantee Maturity Date at the greater of the net asset value on that date and the shareholder’s Guaranteed Amount), the redemption order must be placed with a dealer or other financial intermediary prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. Redemption requests made after 4:00 p.m. (or such earlier time as may be required by your financial intermediary) on the Guarantee Maturity Date will be priced at the net asset value at the close of business on the next business day and will be priced according to market fluctuation.

A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the applicable Fund. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent’s register. The signature(s) on the redemption requests may require a guarantee by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent’s register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent’s register; and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies With Rights of Survivorship, contra broker transactions, and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

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A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client’s bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.

Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. Each Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

For shareholders redeeming directly with the Transfer Agent, payments will generally be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

PRICING OF SHARES

Determination of Net Asset Value

Reference is made to “Your Account — How Shares are Priced” in the Prospectus.

The net asset value of the shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser and Distributor, are accrued daily.

A significant asset of each Fund will normally be its interest in the respective Trust, which will be valued at its net asset value. Net asset value is computed by dividing the value of the securities held by the Trust that are attributable to the Growth (or Value, as applicable) Component of the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the management fees and any account maintenance fees, are accrued daily.

Portfolio securities of each Fund that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Trustees. Short positions in securities traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock

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exchange are valued according to the broadest and most representative market. When a Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are generally valued at market value. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations. Repurchase agreements will be valued at cost plus accrued interest. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees. Such valuations and procedures will be reviewed periodically by the Trustees.

Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such periods, then these securities will be valued at their fair market value as determined in good faith by the Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions in Portfolio Securities

Subject to policies established by the Trustees, each Investment Adviser is primarily responsible for the execution of the applicable Fund’s portfolio transactions and the allocation of brokerage at the Fund and Trust level. The Investment Adviser does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the applicable Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Investment Adviser generally seeks reasonably competitive trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based partly upon brokerage or research services provided to the Investment Advisor and its clients, including the Fund. In return for such services the Investment Adviser may pay a higher commission than other brokers would charge if the Investment Adviser determines in good faith that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, such as each Investment Adviser, under certain circumstances, to cause an account to pay a broker a commission for effecting a transaction that exceeds the amount of commission another broker would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental to securities transactions (such as clearance, settlement, and custody). Each Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the applicable Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which an Investment Adviser might use Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research

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services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. [On the other hand, a Fund may be the primary beneficiary of the supplemental research services received as a result of portfolio transactions effected for other accounts or investment companies.] In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser’s individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the respective Investment Adviser are not reduced as a result of the Investment Adviser’s receipt of research services.

In some cases the Investment Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Investment Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

In addition, consistent with the Conduct Rules of the NASD and policies established by the Trustees and subject to best execution, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.

Each Fund anticipates that its brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transactions costs on foreign stock exchange transactions generally are higher than in the United States, although each Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

As of the date of this Statement of Additional Information, neither Fund had paid any brokerage commissions.

Each Fund may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Because transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, a Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund also has retained an affiliated entity of the Investment Adviser as the securities lending agent for a fee, including a fee based on a share of the returns on

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investment of cash collateral. That entity may, on behalf of each Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates.

Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from each Fund and annual statements as to aggregate compensation will be provided to the Fund.

 The Trustees have considered the possibility of seeking to recapture for the benefit of the Fund brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Fund to the Investment Adviser. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve a Fund or other clients or funds for which the Investment Adviser or an affiliate acts as investment adviser, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

SHAREHOLDER SERVICES

Each Fund offers a number of shareholder services and investment plans described below that are designed to facilitate investment in shares of the Fund. Full details as to each of such services, copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor, Merrill Lynch, a selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for the reinvestment of dividends. The statements will also show any other activity in the account since the preceding statement. Shareholders will also receive separate confirmations for each purchase or sale transaction other than the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time during the initial offering period by mailing a check directly to the Transfer Agent. A shareholder also may maintain an account through Merrill Lynch, a selected securities dealer or other financial intermediary. Upon the transfer of shares out of a Merrill Lynch brokerage account or account maintained with a selected securities dealer or other financial intermediary, an Investment Account in the transferring shareholder’s name may be opened automatically at the Transfer Agent.

Shareholders may transfer their Fund shares from Merrill Lynch, a selected securities dealer or other financial intermediary to another securities dealer or other financial intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor, the shareholder must either

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(i) redeem his or her shares or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder may also request the new securities dealer or other financial intermediary to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for the benefit of the shareholder whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not.

Shareholders considering transferring a tax-deferred retirement account, such as an individual retirement account, from Merrill Lynch to another securities dealer or other financial intermediary should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.

Exchange Privilege

The Funds do not offer the ability to exchange into the Funds during the Guarantee Period. Because the Funds are not continuously offering their shares during the Guarantee Period, if you exchange your shares of a Fund for shares of another fund you will not be able to effect an exchange back into your Fund during the Guarantee Period. In addition, your exchange will be considered a redemption and will reduce your Guaranteed Amount.

U.S. shareholders of each Fund may exchange their shares for Class D shares of other Merrill Lynch funds[, including Class A shares of Summit Cash Reserves Fund (“Summit”), a series of Financial Institutions Series Trust, which is a Merrill Lynch-sponsored money market fund specifically designated for exchange by holders of shares of Merrill Lynch funds.] Shares with a net asset value of at least [$100] are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. Because the Funds are not continuously offering their shares during the Guarantee Period, if you exchange Fund shares for shares of another fund you will not be able to affect an exchange back into your Fund during the Guarantee Period. In addition, your exchange will be considered a redemption and will reduce your Guaranteed Amount.

Exchanges of Fund shares outstanding (“outstanding shares”) for Class D shares of other Merrill Lynch funds or for Class A shares of Summit (“new Class D shares”) are transacted on the basis of relative net asset value per new Class D share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding shares and the sales charge payable at the time of the exchange on the new Class D shares. [With respect to outstanding shares as to which previous exchanges have taken place, the “sales charge previously paid” shall include the aggregate of the sales charges paid with respect to such shares in the initial purchase and any subsequent exchange.] Shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class D shares. For purposes of the exchange privilege, outstanding Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the outstanding Class D shares on which the dividend was paid. Based on this formula, Fund shares generally may be exchanged into new Class D shares of the other Merrill Lynch funds with a reduced sales charge or without a sales charge.

Exchanges for Shares of a Money Market Fund. Fund shares are exchangeable for Class A shares of Summit. Class A shares of Summit have an exchange privilege into Class D shares of certain other Merrill Lynch funds, but may not be exchanged for shares of a Fund during the Guarantee Period. This exchange privilege does not apply with respect to certain Merrill Lynch fee-based programs for which alternative exchange arrangements may exist. Please see your Merrill Lynch Financial Advisor for further information.

[Exercise of the Exchange Privilege. To exercise the exchange privilege, a shareholder should contact his or her Merrill Lynch Financial Advisor, who will advise the applicable Fund of the exchange. Shareholders of a Fund, and shareholders of certain other Merrill Lynch funds with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealer or other financial intermediary. Each Fund reserves the right to require a properly completed Exchange Application.]

Telephone exchange requests are also available in accounts held with the Transfer Agent for amounts up to $50,000. To request an exchange from your account, call the Transfer Agent at 1-800-MER-FUND. The request must be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record must be obtained. The shares being exchanged must have been held for at least 15 days. Telephone requests for an exchange will not be honored in the following situations: the accountholder is deceased, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are

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divorced or the address on the account has changed within the last 30 days. Telephone exchanges may be refused if the caller is unable to provide: the account number, the name and address registered on the account and social security number registered on the account. Each Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

This exchange privilege may be modified or terminated in accordance with the rules of the Commission. Each Fund reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Retirement and Education Savings Plans

Individual retirement accounts and other retirement and education savings plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. There may be fees associated with investing through these plans. Merrill Lynch may charge an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch.

Dividends received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans and, in the case of Roth IRAs and Covendell Education Savings Accounts, may be exempt from taxation when distributed, as well. Investors considering participation in any retirement or education savings account should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

Automatic Dividend Reinvestment Plan

Dividends will be automatically reinvested, without a sales charge, in additional full and fractional shares of the applicable Fund. Such reinvestment will be at the net asset value of shares of the Fund determined as of the close of business on the NYSE on the monthly payment date for such dividends.

Shareholders may elect to have dividends or both dividends and capital gains distributions paid in cash, rather than reinvested in shares of a Fund or vice versa (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). If dividends or distributions are paid in cash to a shareholder, they will reduce the shareholder’s Guaranteed Amount. If the shareholder’s account is maintained with the Transfer Agent, he or she may contact the Transfer Agent in writing or by telephone (1-800-MER-FUND). For other accounts, the shareholder should contact his or her Merrill Lynch Financial Advisor, selected securities dealer or other financial intermediary. Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. A Fund is not responsible for any failure of delivery to the shareholder’s address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder’s bank account.

DIVIDENDS AND TAXES

Dividends

Each Fund intends to distribute substantially all of its net investment income, if any. Dividends from such investment income are paid at least annually. All net realized capital gains, if any, are distributed to a Fund’s shareholders at least annually. Shareholders may elect in writing to receive any such dividends in cash. Cash dividends will reduce your Guaranteed Amount.

For information concerning the manner in which dividends may be reinvested automatically in shares of a Fund, see “Shareholder Services — Automatic Dividend Reinvestment Plan.” A shareholder may also elect in writing to receive any such dividends in cash. Dividends are taxable to shareholders, as described below, whether they are invested in shares of a Fund or received in cash.

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Taxes

Each Fund intends to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income and gains.

Qualification of each Fund as a RIC requires, among other things, that (a) at least 90% of each Fund’s annual gross income be derived from interest, dividends, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets is represented by cash, U.S. Government securities and other stock or securities are limited, in respect of any one issuer, to an amount not greater than 5% of the fair market value of each Fund’s assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the fair market value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs); and (c) each Fund distribute to its shareholders at least 90% of its net taxable investment income and short-term (but not long-term) capital gains and 90% of its net tax exempt interest income in each year.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While each Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in options, futures and warrants) (“capital gain dividends”) are taxable to shareholders as long-term gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Certain categories of capital gains are taxable at preferential rates. Generally not later than 60 days after the close of its taxable year, a Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends, as well as any amount of capital gain dividends.

Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. A portion of a Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations under the Code, if certain requirements are met. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for federal income tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Each Fund will invest in zero coupon U.S. Treasury bonds and other debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, each Fund will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Since the

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original issue discount income earned by a Fund in a taxable year may not be represented by cash income, each Fund may have to dispose of securities, which it might otherwise have continued to hold, or borrow to generate cash in order to satisfy its distribution requirements.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding is provided under an applicable treaty. Nonresident shareholders are urged to consult their own tax advisors concerning applicability of the U.S. withholding tax.

Under certain provisions of the Code, some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to a Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Unless otherwise indicated, references herein to the tax consequences of each Fund’s investments or activities include the investments and activities indirectly attributable to a Fund as a result of its being an investor in the Trust.

Tax Treatment of Options and Futures Transactions

Each Fund may write, purchase or sell options, futures and forward foreign exchange contracts. Options, forward foreign exchange and futures contracts held by a Fund that are “Section 1256 contracts” will be “marked to market” for Federal income tax purposes at the end of each taxable year, i.e., each such contract will be treated as sold for its fair market value on the last business day of the taxable year. Generally, unless such contract is a forward foreign exchange contract, or is a listed non-equity option or a regulated futures contract for a foreign currency for which a Fund elects to have gain or loss treated as ordinary gain or loss under Code Section 988 (as described below), gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to shareholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments. Any net mark-to-market gains and/or gains from “constructive sales” (as described below) may also have to be distributed to satisfy the distribution requirements referred to above even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.

Gain or loss realized by each Fund from a closing transaction with respect to options written by a Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss realized by each Fund from options (other than options that are section 1256 contracts) purchased by a Fund, as well as loss attributable to the lapse of such options, will be treated as capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon whether a Fund held the particular option for more than one year.

A forward foreign exchange contract that is a Section 1256 contract will be marked to market, as described above. However, the character of gain or loss from such a contract will generally be ordinary under Code Section 988. Each Fund may, nonetheless, elect to treat the gain or loss from certain forward foreign exchange contracts as capital. In such case, gain or loss realized in connection with a forward foreign exchange contract that is a Section 1256 contract will be characterized as 60% long-term and 40% short-term capital gain or loss.

Code Section 1092, which applies to certain “straddles,” may affect the taxation of a Fund’s sales of securities and transactions in options, futures and forward foreign exchange contracts. Under Section 1092, a Fund may be required to postpone recognition for federal income tax purposes of losses incurred in certain sales of securities and closing transactions with respect to options, futures and forward foreign exchange contracts or to treat certain long-term capital gains and certain short-term capital losses as long-term capital losses. Code Section 1259 of the Code, which deals with “constructive sale” of appreciated positions, may apply to accelerate the recognition of income for federal income tax purposes. In addition, Code Section 1260, which applies to certain “conversion transactions,” may treat all or a portion of the gain from certain transactions as ordinary income, rather than as capital gain.

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Special Rules for Certain Foreign Currency Transactions

In general, gains from “foreign currencies” and from foreign currency options, and in the case of the Growth Fund, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to a Fund.

Under Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from certain debt instruments, from certain forward contracts, from futures contracts that are not “regulated futures contracts” and options (other than listed non-equity options) will be treated as ordinary income or loss under Code Section 988. In certain circumstances, a Fund may elect capital gain or loss treatment for such transactions. Regulated futures contracts, as described above, will be taxed under Code Section 1256 unless application of Section 988 is elected by a Fund. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary income dividend distributions, and all or a portion of distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder’s Fund shares and resulting in a capital gain for any shareholder who received a distribution greater than such shareholder’s basis in Fund shares (assuming the shares were held as a capital asset). These rules and the mark-to-market rules described above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of currency fluctuations with respect to its investments.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income and capital gain dividends may also be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of investment in the Fund.

PERFORMANCE DATA

From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund’s historical performance and are not intended to indicate future performance. Average annual total return is determined in accordance with a formula specified by the Commission.

Quotations of average annual total return before tax for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return before taxes is computed assuming all dividends are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, but does not take into account taxes payable on dividends or on redemption.

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Quotations of average annual total return after taxes on dividends for the specified periods are computed by finding the average annual compounded rate of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period. Average annual total return after taxes on dividends is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge. The taxes due on dividends are calculated by applying the highest marginal Federal individual income tax rates in effect on the reinvestment date for that dividend. The rates used correspond to the tax character of each dividend. The taxable amount and tax character of each dividend are specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected. Applicable tax credits such as foreign credits are taken into account according to Federal law. The ending value is determined assuming complete redemption at the end of the applicable periods with no tax consequences associated with such redemption.

Quotations of average annual total return after taxes on both dividends and redemption for the specified periods are computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value of such investment at the end of each period assuming payment of taxes on dividends received during such period as well as on complete redemption. Average annual total return after taxes on distributions and redemption is computed assuming all dividends, less the taxes due on such dividends, are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge, and assuming complete redemption and payment of taxes due on such redemption. The ending value is determined assuming complete redemption at the end of the applicable periods, subtracting capital gains taxes resulting from the redemption and adding the presumed tax benefit from capital losses resulting from redemption. The taxes due on dividends and on the redemption are calculated by applying the highest marginal Federal individual income tax rates in effect on the reinvestment and/or the redemption date. The rates used correspond to the tax character of each component of each dividend and/or the redemption payment. The applicable tax rates may vary over the measurement period. The effects of state and local taxes are not reflected.

Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000 or some other amount, for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

Total return figures are based on a Fund’s historical performance and are not intended to indicate future performance. Each Fund’s total return will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

Because each Fund is new it does not currently have performance information an investor may find useful.

On occasion, a Fund may compare its performance to various indices, including the Standard & Poor’s 500 Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc. (“Morningstar”), CDA Investment Technology, Inc., Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine and Fortune Magazine or other industry publications. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. In addition, from time to time a Fund may include its Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

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Each Fund may provide information designed to help investors understand how the Fund is seeking to achieve its respective investment objective. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of a Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. Each Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparisons should not be considered indicative of a Fund’s relative performance for any future period.

GENERAL INFORMATION

Description of Shares

The Protected Trust was organized as a business trust under Delaware law on July 15, 2002. Effective August 6, 2002 the Protected Trust changed its name from Merrill Lynch Principal Preservation Trust to Merrill Lynch Principal Protected Trust. Each Fund is a separate series of the Protected Trust. The Growth Fund has an authorized capital of [______________] shares of beneficial interest, par value [$____] per share. The Value Fund has an authorized capital of [____________] shares of beneficial interest, par value [$____] per share. The Funds’ shares currently consist of a single class. The Trustees may create future series and may classify and reclassify the shares of a Fund into additional classes of beneficial interest at a future date.

Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote. Neither Fund intends to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to elect Trustees. Also, the by-laws of each Fund require that a special meeting of stockholders be held upon the written request of at least 10% of the outstanding shares of such Fund entitled to vote at such meeting, if they comply with applicable Delaware law. Voting rights for Trustees are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive rights. Each share of a Fund is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities, except that expenses related to the distribution of shares (or class, if more than one class) will be borne solely by such shares (or class, if more than one class). [Share certificates are issued by the Transfer Agent only on specific request.] Certificates for fractional shares are not issued in any case.

________________________ provided the initial capital for each Fund by purchasing approximately ______ shares of each Fund, for an aggregate of $[100,000]. Such shares were acquired for investment and can only be disposed of by redemption. To the extent the organizational expenses of the Preservation Trust are paid by the Preservation Trust, they will be expensed and immediately charged to net asset value. See “Pricing of Shares — Determination of Net Asset Value.”

Prior to the offering of each Fund’s shares, [___________] will be each Fund’s sole shareholder and deemed a controlling person of each Fund.

During the Guarantee Period, the Growth Component of the Growth Fund will be invested in the Growth Trust while the Protection Component will be invested directly in fixed income securities. During the Post-Guarantee Period, the Growth Fund will become a “feeder” fund that invests all of its assets in the Growth Trust, in a master/feeder structure.

During the Guarantee Period, the Value Component of the Value Fund will be invested in the Value Trust while the Protection Component will be invested directly in fixed income securities. During the Post-Guarantee Period, the Value Fund will become a “feeder” fund that invests all of its assets in the Value Trust, in a master/feeder structure.

Each Trust may accept investments from other funds, and all these funds bear such Trust’s expenses in proportion to their investment. This structure may enable a Fund to reduce costs through economies of scale.

A Fund may withdraw from a Trust at any time. Accordingly, the Board of Trustees may determine that a Fund should invest its Equity Component directly in

37

securities or determine that a Fund should invest all of its assets directly in a different pooled investment vehicle. In addition, the Board of Trustees may at any time determine to liquidate a Fund.

Computation of Offering Price Per Share

An illustration of the computation of the offering price for shares of each Fund based on the projected value of each Fund’s estimated net assets and projected number of shares outstanding on the date its shares are offered for sale to public investors is as follows:

Growth Fund
Net Assets	—
Number of Shares Outstanding	—
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$[10.00]
Sales Charge (3.00% of Offering Price ([____] % of net amount invested))*	—
Offering Price	—

* Rounded to the nearest one hundredth percent; assumes maximum sales charge is applicable.

Value Fund

Net Assets	—
Number of Shares Outstanding	—
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$[10.00]
Sales Charge (3.00% of Offering Price (____% of net amount invested))*	—
Offering Price	—

* Rounded to the nearest one hundredth percent; assumes maximum sales charge is applicable.

Independent Auditors

Deloitte & Touche, LLP, Two World Financial Center, New York, New York 10022-6225, has been selected as the independent auditors of the Value Fund. Ernst & Young, LP, 99 Wood Avenue, South Islin, New Jersey 08830, has been selected as the independent auditors of the Growth Fund. The selection of independent auditors is subject to approval by the non-interested Trustees. The independent auditors are responsible for auditing the annual financial statements of their respective Fund.

Accounting Services Provider

State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for each Fund.

Custodian

Bank of New York, 100 Church Street, New York, New York 10286 acts as the custodian of the Value Fund’s assets. J.P. Morgan Chase Bank (together with Bank of New York, the “Custodians”), 4 Chase MetroTech, 18th Floor, Brooklyn, New York, 11245, acts as Custodian of the Growth Fund’s assets. Under its contract with the Funds, each Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by a Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. Each Custodian is responsible for safeguarding and controlling its respective Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund’s investments.

Transfer Agent

Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as each Fund’s transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See “Management of the Fund” in the Prospectus.

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Financial Guarantor

[Insurance Co., address], serves as the financial guarantor to the Funds pursuant to a written Financial Guaranty Agreement with the Protected Trust, on behalf of each Fund, and its Investment Adviser. Pursuant to the terms of the Financial Guaranty Agreement, [Insurance Co.] will issue to each Fund, for the benefit of the respective shareholders of each Fund, the Guarantee. Each Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for each Fund.

Legal Counsel

Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, is counsel for the Protected Trust and each Fund.

Reports to Shareholders

The fiscal year of each Fund ends on [___________] of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund’s portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends.

[Initial Report of Independent Accountants to come]

Shareholder Inquiries

Shareholder inquiries may be addressed to a Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

 The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which each Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

Under a separate agreement, ML & Co. has granted each Fund the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by a Fund at any time or to grant the use of such name to any other company, and each Fund has granted ML & Co., under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

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PART C. OTHER INFORMATION

Item 23. Exhibits
Exhibit Number			Description
1	(a)	—	Declaration of Trust of Registrant.*
1	(b)	—	Certificate of Trust.
2		—	By-Laws of Registrant.*
3		—	Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.
4	(a)	—	Management Agreement between Merrill Lynch Fundamental Growth Principal Protected Fund and Merrill Lynch Investment Managers, L.P.*
4	(b)	—	Management Agreement between Merrill Lynch Basic Value Principal Protected Fund and Fund Asset Management, L.P.*
4	(c)	—	Administration Agreement between the Trust and _______________.*
5		—	Distribution Agreement with [FAM Distributors, Inc.]*
6		—	Not applicable.
7	(a)	—	Form of Custody Agreement between Registrant and J.P. Morgan Chase Bank.*
7	(b)	—	Form of Custody Agreement between Registrant and Bank of New York.*
8	(a)	—	Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.*
8	(c)	—	Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.*
9		—	Opinion and Consent of Shearman & Sterling, counsel for Registrant.*
10	(a)	—	Consent of Deloitte & Touche, LLP, independent auditors for Registrant.*
10	(b)	—	Consent of Ernst & Young LP, independent auditors for Registrant.*
11		—	Not applicable.
12		—	Certificate of Fund Asset Management, L.P.*
13		—	Distribution Plan
14	(a)	—	Not applicable.
14	(b)	—	Powers of Attorney.*
15		—	Not applicable.
16		—	Code of Ethics.(2)

*	To be filed by amendment.
(1)	Incorporated by reference to the identically numbered exhibit to the Registrant’s initial registration statement of Form N-1A filed on July 15, 2002 (File Nos. 333-92404 and 811-21162).
(2)	Incorporated by reference to the identically numbered exhibit to the Post-Effective Amendment No. 2 to Mercury International Fund of Mercury Funds, Inc.’s Registration Statement on Form N-1A filed on September 12, 2000 (File Nos. 333-72239 and 811-08797).

Item 24. Persons Controlled by or under Common Control with Registrant.

Prior to the effective date of this Registration Statement, Merrill Lynch Principal Protected Trust (the “Registrant”) will sell shares of each Fund to ____. Therefore, the Funds will be controlled by and under common control with ____________.

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Item 25. Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (previously defined as the “Investment Company Act”), and pursuant to Sections 2, 3 and 4, of Article VII of the Registrant’s Declaration of Trust (Exhibit 1 to this Registration Statement) and Sections 2, 3 and 4 of Article XI of the Registrant’s By-Laws (Exhibit 2 to this Registration Statement), Trustees, officers, employees and agents of the Trust will be indemnified to the maximum extent permitted by Delaware law and the Investment Company Act.

Article VII, Section 2 of the Registrant’s Declaration of Trust provides:

Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

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Article VII, Section 3 of the Registrant’s Declaration of Trust further provides:

Section 3. Trustee’s Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

Article VII, Section 4 of the Registrant’s Declaration of Trust further provides:

Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI, Section 2 of the Registrant’s By-Laws provides:

Section 2. Indemnification. Subject to the exceptions and limitation contained in Section 3 below, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

Article VI, Section 3 of the Registrant’s By-Laws further provides:

Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

(1) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, “disabling conduct”); or

(2) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

(i) by the court or other body before which the proceeding was brought;

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(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Article VI, Section 4 of the Registrant’s By-Laws further provides:

Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided may be insured against by policies maintained by the Trust on behalf of any agent, shall be severable, shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of any agent.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Bylaws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser.

Fund Asset Management, L.P. (“FAM”) also acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Strategy Series, Inc., CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Mercury HW Funds, Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc. The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc.; The Municipal Fund Accumulation Program, Inc. and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield

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Fund III, Inc., Corporate High Yield Fund IV, Inc., Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc. and Senior High Income Portfolio, Inc.

Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of FAM, also acts as the investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and the Asset Program, Inc.; and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and The S&P 500® Protected Equity Fund, Inc. MLIM also acts as a sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. (“ML & Co.”) is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The address of the Fund’s

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transfer agent Financial Data Services, Inc. (“FDS”) is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and Director of each Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 1, 2000 for his or her or its own account or in the capacity of director, officer, employee, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26. Mr. Doll is an officer of one or more of such companies.

Officers and partners of FAM are set forth as follows:

Name	Positions with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President

President of MLIM; Co-Head (Americas Region) of MLIM from 2000 to 2001; Senior Vice President of FAM and MLIM from 1999 to 2000; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Executive Vice President

President, Merrill Lynch Mutual Funds; Chairman (Americas Region) and Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators, L.P.

Donald C. Burke	First Vice President,	First Vice President and Treasurer of MLIM; Treasurer and Director of Senior Vice President and Treasurer of Princeton Taxation Services; Vice President of FAMD

Philip L. Kirstein	General Counsel	General Counsel of MLIM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

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Name	Positions with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
Debra W. Landsman-Yaros	Senior Vice President	First Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M.M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators, L.P.; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	President and Chief Operating Officer of MLIM Canada; Vice President of ML & CO.

Gregory D. Upah	Senior Vice President	First Vice President of MLIM; Senior Vice President of Princeton Services

Officers and partners of MLIM are set forth as follows:

Name	Position(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President

President of FAM; Co-Head (Americas Region) of the Manager from 2000 to 2001 and Senior Vice President thereof from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Chairman (Americas Region) and Executive Vice President

President of Merrill Lynch Mutual Funds; Executive Vice President of FAM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators; Director of FDS

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of FAM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel (Americas Region) of FAM; Senior Vice President, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of FAM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Senior Vice President of ML & Co.; President and Chief Operating Officer of Merrill Lynch Canada, Inc.

Item 27. Principal Underwriters.

(a) FAM Distributors, Inc. (previously defined as “FAMD”), acts as the principal underwriter for the Registrant, Merrill Lynch Index Funds, Inc., Mercury Index Funds, Inc., Merrill Lynch Strategy Series, Inc. and Mercury Funds, Inc., for Summit Cash Reserves Fund of Financial Institutions Series Trust, and for Mercury V.I. Funds, Inc. and its affiliates act as principal underwriter for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, Global Financial Services Master Trust, Master Basic Value Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Master Small Cap Value Trust, Master U.S. High Yield Trust, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. FAMD acts as the principal underwriter for each of the following additional open-end registered investment companies: Mercury Basic Value Fund, Inc., Mercury Focus Twenty Fund, Inc., Mercury Global Balanced Fund of Mercury Funds, Inc., Mercury International Fund of Mercury Funds, Inc., Mercury Large Cap Series Funds, Inc., Mercury Mid Cap Growth Fund, Inc., Mercury Pan-European Growth Fund of Mercury Funds, Inc., Mercury Premier Growth Fund, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Summit Cash Reserves Fund of Financial Institutions Series Trust, Merrill Lynch Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Mid Cap Growth Fund, Inc., Merrill Lynch Premier Growth Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc. and Merrill Lynch U.S. High Yield Fund, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Mercury Senior Floating Rate Fund, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

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(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9011, except that the address of Messrs. Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Positions and Offices with FAMD	[Positions and Offices with Registrant]
Terry K. Glenn	President and Director	President and Trustee
Michael G. Clark	Director and Treasurer	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
James T. Fatseas	Vice President	None
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not Applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of:

(1)	the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(2)	the transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

(3)	each custodian, Bank of New York, 100 Church Street, New York, New York 10286 and J.P. Morgan Chase Bank, 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245.

(4)	the investment adviser for Merrill Lynch Fundamental Growth Principal Protected Fund, Merrill Lynch Investment Managers, L.P.

(5)	the investment adviser for Merrill Lynch Basic Value Principal Protected Fund, Fund Asset Management, L.P.

Item 29. Management Services.

Other than as set forth under the captions “Management of the Fund” in the Prospectuses constituting Part A of the Registration Statement and under “Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 6th day of August, 2002.

MERRILL LYNCH PRINCIPAL PROTECTED TRUST (Registrant)

By:	/s/ IRA P. SHAPIRO
Ira P. Shapiro, President

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date
/s/ IRA P. SHAPIRO	President and Trustee (Principal Executive Officer)	August 6, 2002
Ira P. Shapiro

/s/ ALLAN OSTER	Treasurer and Trustee (Principal Financial and Accounting Officer)	August 6, 2002
Allan Oster

/s/ PHILLIP S. GILLESPIE	Trustee	August 6, 2002
Phillip S. Gillespie

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